LVIP Western Asset Core Bond Fund
Schedule of Investments
September 30, 2023 (unaudited)

	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–2.72%
•Fannie Mae Connecticut Avenue Securities
Series 2021-R01 1M2 6.87% (SOFR30A + 1.55%) 10/25/41	310,000	$309,211
Series 2022-R03 1M2 8.82% (SOFR30A + 3.50%) 3/25/42	240,000	248,548
Fannie Mae REMICs
*•Series 2010-100 SV 1.20% (6.52% minus SOFR30A) 9/25/40	253,622	20,334
*Series 2012-101 BI 4.00% 9/25/27	3,931	79
Series 2012-118 VZ 3.00% 11/25/42	263,605	226,865
*•Series 2013-124 SB 0.52% (5.84% minus SOFR30A) 12/25/43	41,355	3,124
*•Series 2013-54 BS 0.72% (6.04% minus SOFR30A) 6/25/43	17,229	1,481
Series 2015-65 CZ 3.50% 9/25/45	265,290	204,643
*•Series 2016-61 BS 0.67% (5.99% minus SOFR30A) 9/25/46	322,844	15,421
*•Series 2017-76 SB 0.67% (5.99% minus SOFR30A) 10/25/57	263,654	21,067
*•Series 2017-85 SC 0.77% (6.09% minus SOFR30A) 11/25/47	56,944	3,717
Series 2020-47 GZ 2.00% 7/25/50	213,420	110,412
Series 2020-56 AQ 2.00% 8/25/50	600,000	430,733
*Series 2020-56 DI 2.50% 8/25/50	154,843	24,487
Series 2020-57 TA 2.00% 4/25/50	453,190	373,513
*Series 2020-73 KI 3.00% 10/25/50	137,286	23,255
*Series 2021-1 IG 2.50% 2/25/51	422,539	68,790
Series 2021-28 LB 2.00% 4/25/51	381,901	299,638
*Series 2021-3 QI 2.50% 2/25/51	470,393	70,630
*Series 2021-43 IO 2.50% 6/25/51	910,010	140,045
*Series 2021-44 MI 2.50% 7/25/51	182,760	32,073
*Series 2021-61 KI 2.50% 4/25/49	795,945	114,770
Series 2021-65 JA 2.00% 1/25/46	148,861	120,725
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Fannie Mae REMICs (continued)
Series 2022-29 KZ 1.50% 6/25/42	408,076	$261,877
*Series 2022-86 IO 2.50% 5/25/50	574,631	76,144
*Fannie Mae Strips Series 427 C73 3.00% 12/25/48	547,465	89,858
Freddie Mac REMICs
*•Series 3973 SA 1.06% (6.38% minus SOFR30A) 12/15/41	127,679	10,750
Series 4793 CB 3.00% 5/15/48	151,956	130,125
Series 4793 CD 3.00% 6/15/48	102,087	87,358
Series 4813 CJ 3.00% 8/15/48	83,323	68,191
Series 4991 QV 2.00% 9/25/45	93,290	69,843
*Series 5010 IK 2.50% 9/25/50	132,202	19,278
*Series 5010 JI 2.50% 9/25/50	315,850	46,624
*Series 5013 IN 2.50% 9/25/50	80,159	12,635
*Series 5018 MI 2.00% 10/25/50	249,302	29,977
*Series 5059 IB 2.50% 1/25/51	418,679	61,891
Series 5092 AP 2.00% 4/25/41	158,717	132,939
*Series 5140 NI 2.50% 5/25/49	439,053	57,911
*Series 5148 BI 2.50% 1/25/49	906,691	125,074
*Series 5148 CI 2.00% 6/25/49	456,512	52,611
*Series 5202 IN 3.00% 1/25/47	331,391	42,215
Series 5224 HL 4.00% 4/25/52	400,000	337,556
•Freddie Mac STACR REMIC Trust
Series 2020-DNA3 B1 10.53% (SOFR30A + 5.21%) 6/25/50	242,212	262,174
Series 2021-DNA6 M2 6.82% (SOFR30A + 1.50%) 10/25/41	780,000	769,052
Series 2022-DNA2 M1A 6.62% (SOFR30A + 1.30%) 2/25/42	669,262	667,443
Series 2022-DNA3 M1B 8.22% (SOFR30A + 2.90%) 4/25/42	830,000	847,796
Series 2022-DNA4 M1B 8.67% (SOFR30A + 3.35%) 5/25/42	220,000	227,917
LVIP Western Asset Core Bond Fund–1

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
*•Freddie Mac Strips
Series 334 S7 0.67% (5.99% minus SOFR30A) 8/15/44	199,166	$16,680
Series 353 S1 0.57% (5.89% minus SOFR30A) 12/15/46	95,314	6,947
•Freddie Mac Structured Agency Credit Risk Debt Notes Series 2021-DNA2 M2 7.62% (SOFR30A + 2.30%) 8/25/33	257,598	259,682
GNMA
*•Series 2007-51 SG 1.14% (6.47% minus TSFR01M) 8/20/37	31,341	2,540
•Series 2013-107 AD 2.84% 11/16/47	111,766	99,401
*•Series 2013-50 IO 0.06% 10/16/48	1,079,559	2,801
*Series 2013-53 OI 3.50% 4/20/43	148,210	15,928
*•Series 2013-74 IO 0.45% 12/16/53	1,381,213	16,667
•Series 2014-17 AM 3.54% 6/16/48	0	0
*•Series 2016-128 IO 0.74% 9/16/56	1,307,390	50,012
*•Series 2016-135 SB 0.66% (5.99% minus TSFR01M) 10/16/46	146,602	15,484
*•Series 2016-21 ST 0.71% (6.04% minus TSFR01M) 2/20/46	265,177	22,277
*Series 2016-84 IG 4.50% 11/16/45	418,636	78,259
*•Series 2017-145 IO 0.51% 4/16/57	383,537	11,572
*•Series 2017-157 IO 0.50% 12/16/59	229,636	7,675
*•Series 2017-8 IO 0.45% 8/16/58	286,746	7,103
•Series 2017-H14 FK 5.58% (H15T1Y + 0.20%) 5/20/67	48,837	48,595
*•Series 2017-H22 IC 0.57% 11/20/67	274,730	8,223
•Series 2018-H13 FC 5.73% (TSFR01M + 0.41%) 7/20/68	95,245	94,290
•Series 2019-H13 FT 5.83% (H15T1Y + 0.45%) 8/20/69	52,357	52,233
Series 2020-103 AD 1.45% 1/16/63	584,471	426,573
*•Series 2020-109 AI 0.84% 5/16/60	523,367	29,932
*Series 2020-123 IL 2.50% 8/20/50	72,030	9,132
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
GNMA (continued)
*Series 2020-123 NI 2.50% 8/20/50	302,699	$38,587
*Series 2020-127 IN 2.50% 8/20/50	148,640	19,257
*Series 2020-129 IE 2.50% 9/20/50	76,742	9,935
*Series 2020-160 IH 2.50% 10/20/50	79,666	10,621
*Series 2020-160 VI 2.50% 10/20/50	76,802	10,214
*Series 2020-160 YI 2.50% 10/20/50	388,813	50,362
*Series 2020-173 MI 2.50% 11/20/50	1,720,437	223,955
*Series 2020-181 WI 2.00% 12/20/50	885,538	94,001
*•Series 2020-184 IO 0.91% 11/16/60	656,817	41,435
*Series 2020-47 MI 3.50% 4/20/50	248,602	42,797
*Series 2020-47 NI 3.50% 4/20/50	69,979	12,072
•Series 2020-H13 FA 5.00% (TSFR01M + 0.56%) 7/20/70	63,523	62,375
*•Series 2021-110 IO 0.87% 11/16/63	1,135,507	73,761
*•Series 2021-133 IO 0.88% 7/16/63	1,241,924	80,493
*Series 2021-191 NI 3.00% 10/20/51	183,431	30,225
Series 2021-223 P 2.00% 6/20/51	348,388	298,899
*Series 2021-29 TI 2.50% 2/20/51	456,440	75,065
*•Series 2021-37 IO 0.80% 1/16/61	665,969	37,739
*•Series 2021-60 IO 0.83% 5/16/63	542,926	32,063
*•Series 2021-68 IO 0.87% 10/16/62	632,319	38,873
Series 2022-139 AL 4.00% 7/20/51	500,000	424,025
Series 2022-189 PT 2.50% 10/20/51	285,111	226,545
•Series 2022-196 BE 3.00% 10/16/64	300,000	207,544
*•Series 2022-210 IO 0.70% 7/16/64	396,646	25,910
*•Series 2022-216 IO 0.75% 7/16/65	397,809	24,545
•Series 2022-220 E 3.00% 10/16/64	200,000	146,939
*•Series 2022-3 IO 0.64% 2/16/61	1,550,882	72,769
LVIP Western Asset Core Bond Fund–2

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
GNMA (continued)
*•Series 2022-59 IO 0.57% 2/16/62	779,184	$35,361
Series 2022-99 JW 2.50% 1/20/52	100,000	75,892
Series 92 AH 2.00% 6/16/64	1,299,933	968,415
*•Series 92 IA 0.61% 6/16/64	1,399,928	76,372
Total Agency Collateralized Mortgage Obligations (Cost $13,778,063)		12,199,852
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.52%
Fannie Mae-Aces
Series 2016-M11 AL 2.94% 7/25/39	34,275	33,044
Series 2018-M15 1A2 3.70% 1/25/36	300,000	264,958
•Series 2019-M23 3A3 2.72% 10/25/31	91,671	76,325
Series 2019-M5 A2 3.27% 2/25/29	136,787	124,502
Series 2019-M6 A2 3.45% 1/1/29	100,547	93,264
*♦•Freddie Mac Multifamily Structured Pass Through Certificates
Series K058 X1 1.04% 8/25/26	6,197,418	133,942
Series K094 X1 1.01% 6/25/29	693,884	27,593
Series K094 XAM 1.28% 6/25/29	1,150,000	63,405
Series K095 XAM 1.37% 6/25/29	300,000	17,617
Series K101 X1 0.95% 10/25/29	297,020	11,984
Series K104 XAM 1.51% 1/25/30	600,000	42,612
Series K105 X1 1.64% 1/25/30	1,693,558	126,382
Series K110 X1 1.81% 4/25/30	1,391,942	114,056
Series K115 X1 1.43% 6/25/30	497,878	33,846
Series K116 X1 1.53% 7/25/30	1,192,180	85,101
Series K124 X1 0.81% 12/25/30	498,017	20,079
Series K128 X1 0.61% 3/25/31	1,983,782	58,851
Series K130 X1 1.14% 6/25/31	2,495,616	152,932
Series K131 X1 0.83% 7/25/31	2,195,614	97,588
Series K133 X1 0.44% 9/25/31	3,685,475	82,690
	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
*♦•Freddie Mac Multifamily Structured Pass Through Certificates (continued)
Series K142 X1 0.40% 3/25/32	1,599,045	$33,282
Series K143 X1 0.45% 4/25/55	1,698,128	41,469
Series K145 X1 0.43% 6/25/55	1,797,167	41,858
Series K147 X1 0.49% 6/25/32	2,396,631	64,605
Series K148 X1 0.39% 7/25/32	4,596,904	88,166
Series K149 X1 0.40% 8/25/32	2,595,761	55,121
Series K-151 X1 0.33% 10/25/32	4,799,261	77,068
Series K-1511 X1 0.93% 3/25/34	591,968	31,210
Series K-1520 X1 0.58% 2/25/36	1,195,854	43,730
Series K-157 X1 0.42% 5/25/33	2,199,967	50,882
Series K737 X1 0.75% 10/25/26	1,932,637	28,876
Series K741 X1 0.65% 12/25/27	696,648	13,313
Series K742 X1 0.87% 3/25/28	1,495,490	34,163
Series K743 X1 1.03% 5/25/28	996,928	35,223
Series KC05 X1 1.37% 6/25/27	348,274	8,742
Total Agency Commercial Mortgage-Backed Securities (Cost $2,489,788)		2,308,479
AGENCY MORTGAGE-BACKED SECURITIES–34.10%
Fannie Mae S.F. 10 yr
•2.15% 2/1/32	477,448	380,414
2.93% 7/1/28	409,944	373,549
2.93% 6/1/30	168,681	148,421
3.25% 5/1/29	115,580	105,105
4.36% 2/1/33	200,000	186,549
4.42% 3/1/33	100,000	93,752
4.49% 6/1/28	200,000	193,923
4.60% 2/1/30	100,000	94,900
4.74% 6/1/30	100,000	95,780
4.83% 9/1/28	400,000	393,687
4.88% 9/1/28	100,000	98,644
5.34% 9/1/28	100,000	100,679
Fannie Mae S.F. 15 yr
2.95% 7/1/27	353,563	324,901
3.16% 5/1/29	94,132	84,756
3.50% 4/1/32	381,662	358,702
3.85% 8/1/32	100,000	88,619
LVIP Western Asset Core Bond Fund–3

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 15 yr (continued)
3.89% 7/1/32	300,000	$267,096
4.06% 7/1/32	100,000	90,162
Fannie Mae S.F. 20 yr
2.00% 6/1/41	81,538	65,624
2.00% 9/1/41	334,308	268,050
2.00% 10/1/41	255,868	204,937
2.00% 11/1/41	256,853	205,369
2.00% 12/1/41	437,346	348,725
2.00% 1/1/42	1,067,976	853,864
2.00% 2/1/42	264,895	211,441
2.00% 3/1/42	89,305	71,219
2.50% 9/1/36	97,759	84,476
2.50% 3/1/38	275,163	237,717
2.50% 11/1/40	177,837	147,628
2.50% 3/1/41	154,917	129,049
2.50% 4/1/41	319,304	265,753
2.50% 5/1/41	325,215	270,201
2.50% 11/1/41	84,898	70,167
2.50% 2/1/42	257,919	212,600
2.50% 3/1/42	176,487	145,166
2.50% 4/1/42	270,911	222,615
2.50% 9/1/42	96,796	80,018
3.00% 7/1/35	71,155	63,581
3.00% 2/1/36	171,636	153,152
3.00% 4/1/36	127,508	113,774
3.00% 7/1/36	289,547	258,351
3.00% 8/1/36	477,351	425,919
3.00% 10/1/36	324,007	289,091
3.00% 4/1/38	118,137	106,177
3.00% 6/1/38	146,890	131,074
3.00% 9/1/40	42,954	36,991
3.00% 1/1/41	70,242	61,874
3.00% 3/1/42	86,370	73,188
3.00% 5/1/42	185,205	157,106
3.00% 6/1/42	274,392	232,324
3.50% 12/1/34	93,301	85,744
3.50% 1/1/35	54,756	50,321
3.50% 2/1/37	41,529	37,716
3.50% 12/1/37	38,579	34,546
3.50% 8/1/39	49,640	44,993
3.50% 2/1/40	136,328	121,074
Fannie Mae S.F. 30 yr
1.50% 1/1/51	165,705	119,227
1.50% 3/1/51	632,704	455,334
2.00% 8/1/50	364,395	280,004
2.00% 9/1/50	608,482	466,363
2.00% 10/1/50	1,092,354	837,446
2.00% 1/1/51	81,005	62,103
2.00% 2/1/51	2,432,275	1,866,852
2.00% 3/1/51	1,442,704	1,107,565
2.00% 4/1/51	1,624,231	1,241,000
2.00% 5/1/51	334,086	255,296
2.00% 8/1/51	434,102	331,935
2.00% 10/1/51	482,196	372,044
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
2.00% 11/1/51	174,381	$133,168
2.00% 12/1/51	92,308	70,273
2.00% 1/1/52	653,147	499,744
2.00% 2/1/52	1,468,930	1,121,464
2.00% 3/1/52	577,924	443,207
2.50% 6/1/50	61,735	49,683
2.50% 9/1/50	83,002	66,432
2.50% 10/1/50	569,449	458,494
2.50% 11/1/50	166,659	134,279
2.50% 12/1/50	71,108	57,248
2.50% 1/1/51	373,443	300,696
2.50% 2/1/51	207,551	166,795
2.50% 3/1/51	75,907	61,203
2.50% 5/1/51	309,050	249,433
2.50% 6/1/51	940,661	753,881
2.50% 7/1/51	416,218	335,547
2.50% 8/1/51	1,496,998	1,196,460
2.50% 9/1/51	250,390	201,727
2.50% 10/1/51	1,441,835	1,153,438
2.50% 11/1/51	79,763	64,105
2.50% 1/1/52	697,258	560,173
2.50% 2/1/52	1,347,508	1,080,478
2.50% 3/1/52	1,123,064	897,522
2.50% 7/1/61	1,127,287	867,248
2.50% 9/1/61	357,102	274,725
3.00% 6/1/43	17,993	15,381
3.00% 7/1/43	59,522	50,930
3.00% 10/1/43	49,605	42,461
3.00% 1/1/45	83,445	71,346
3.00% 10/1/46	191,588	161,703
3.00% 12/1/46	111,682	94,476
3.00% 1/1/47	1,545,126	1,306,481
3.00% 2/1/47	601,536	511,576
3.00% 11/1/48	85,728	73,297
3.00% 4/1/50	367,333	307,699
3.00% 10/1/50	146,752	123,418
3.00% 11/1/50	376,591	313,870
3.00% 6/1/51	74,712	63,080
3.00% 8/1/51	384,597	324,621
3.00% 10/1/51	77,546	65,084
3.00% 11/1/51	835,984	700,752
3.00% 12/1/51	170,710	143,630
3.00% 1/1/52	2,544,119	2,113,174
3.00% 2/1/52	180,954	151,086
3.00% 3/1/52	2,303,436	1,923,578
3.00% 4/1/52	362,015	300,554
3.00% 6/1/52	184,533	153,064
3.50% 12/1/42	31,108	27,577
3.50% 3/1/43	209,925	186,799
3.50% 11/1/44	1,933,467	1,701,791
3.50% 12/1/46	247,358	219,318
3.50% 12/1/47	533,993	467,503
3.50% 11/1/48	2,389,987	2,096,639
3.50% 12/1/51	84,201	73,463
LVIP Western Asset Core Bond Fund–4

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
3.50% 1/1/52	173,394	$151,277
3.50% 3/1/52	171,776	147,977
3.50% 4/1/52	725,262	624,644
3.50% 5/1/52	1,080,938	940,274
3.50% 6/1/52	656,395	565,208
4.00% 11/1/42	162,315	148,613
4.00% 4/1/44	328,506	300,222
4.00% 10/1/44	1,800,674	1,644,122
4.00% 12/1/44	95,007	86,872
4.00% 2/1/47	46,752	42,592
4.00% 5/1/47	233,660	211,717
4.00% 10/1/48	144,807	130,923
4.00% 1/1/49	172,223	156,019
4.00% 3/1/50	168,728	152,121
4.00% 11/1/51	160,877	143,752
4.00% 12/1/51	97,885	87,405
4.00% 4/1/52	1,529,413	1,368,783
4.00% 7/1/52	375,187	334,966
4.00% 8/1/56	1,143,297	1,020,425
4.00% 6/1/57	249,235	225,077
4.27% 10/1/32	98,689	92,174
4.50% 6/1/39	149,633	141,158
4.50% 10/1/43	176,823	167,042
4.50% 3/1/46	232,106	217,821
4.50% 6/1/48	75,810	71,214
4.50% 7/1/48	112,626	105,628
4.50% 8/1/48	177,294	166,068
4.50% 11/1/48	102,774	96,140
4.50% 7/1/49	60,758	56,735
4.50% 9/1/49	559,374	523,385
4.50% 1/1/50	881,731	832,938
4.50% 3/1/50	92,418	86,729
4.50% 5/1/50	112,742	104,963
4.50% 9/1/51	70,715	65,371
4.50% 8/1/52	90,149	82,814
4.50% 9/1/52	282,389	260,349
4.50% 11/1/52	378,733	347,969
4.50% 1/1/53	188,479	173,237
4.50% 3/1/53	192,347	176,710
4.50% 4/1/53	198,140	182,059
4.50% 9/1/57	318,775	294,386
4.50% 8/1/58	327,300	302,260
4.50% 1/1/59	43,417	40,095
5.00% 9/1/48	198,895	191,972
5.00% 9/1/49	261,304	250,766
5.00% 6/1/52	179,323	170,099
5.00% 7/1/52	87,782	82,862
5.00% 1/1/53	95,653	90,339
5.00% 2/1/53	195,826	185,150
5.00% 3/1/53	283,737	267,910
5.00% 4/1/53	289,982	273,812
5.00% 5/1/53	193,944	183,168
5.50% 5/1/34	58,889	58,589
5.50% 9/1/36	78,051	77,652
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
5.50% 1/1/38	233,768	$232,571
5.50% 1/1/39	94,163	93,705
5.50% 3/1/40	156,793	155,990
5.50% 3/1/41	73,447	73,071
5.50% 6/1/41	57,266	57,096
5.50% 7/1/41	163,250	162,561
5.50% 2/1/53	98,947	95,760
5.50% 4/1/53	289,357	280,090
5.50% 5/1/53	389,750	377,754
5.50% 9/1/53	2,098,128	2,029,422
6.00% 10/1/39	98,153	99,287
6.00% 7/1/41	182,903	185,971
6.00% 1/1/53	91,209	90,381
6.00% 5/1/53	289,620	286,708
6.00% 7/1/53	587,432	580,693
6.50% 11/1/52	92,449	93,540
6.50% 1/1/53	553,383	559,971
6.50% 2/1/53	91,334	92,027
Fannie Mae S.F. 30 yr TBA
2.00% 10/1/53	100,000	76,055
3.50% 10/1/53	100,000	85,992
5.00% 10/1/53	1,300,000	1,226,469
5.50% 10/1/53	1,700,000	1,642,824
6.00% 10/1/53	3,100,000	3,059,313
6.50% 10/1/53	2,300,000	2,310,422
•Freddie Mac ARM
2.87% (RFUCCT1Y + 1.62%) 11/1/47	277,604	262,622
3.01% (RFUCCT1Y + 1.63%) 11/1/48	736,732	682,743
3.10% (RFUCCT1Y + 1.62%) 2/1/50	420,641	396,257
Freddie Mac S.F. 15 yr
3.00% 9/1/32	38,042	35,172
3.00% 10/1/32	19,900	18,400
3.00% 10/1/33	15,022	13,776
Freddie Mac S.F. 20 yr
1.50% 11/1/40	742,389	576,697
1.50% 5/1/41	825,639	637,208
1.50% 7/1/41	590,546	455,761
1.50% 10/1/41	830,297	640,779
1.50% 11/1/41	87,388	67,442
2.00% 10/1/40	361,364	291,747
2.00% 7/1/41	320,761	258,547
2.00% 9/1/41	919,884	737,642
2.00% 10/1/41	424,881	340,314
2.00% 11/1/41	254,307	204,949
2.00% 12/1/41	440,139	351,204
2.00% 1/1/42	1,370,762	1,097,196
2.00% 2/1/42	355,021	283,451
2.00% 4/1/42	766,354	615,898
2.50% 3/1/42	177,898	146,327
3.00% 7/1/42	182,578	154,408
3.00% 9/1/42	283,775	240,227
3.50% 1/1/38	290,260	259,732
LVIP Western Asset Core Bond Fund–5

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr
1.50% 2/1/51	167,328	$120,676
1.50% 3/1/52	186,497	134,148
2.00% 9/1/50	1,031,707	789,751
2.00% 11/1/50	383,734	295,382
2.00% 1/1/51	2,232,230	1,707,686
2.00% 2/1/51	962,466	744,048
2.00% 3/1/51	461,820	356,285
2.00% 4/1/51	142,775	111,033
2.00% 5/1/51	2,054,737	1,572,852
2.00% 6/1/51	254,850	195,419
2.00% 8/1/51	256,359	195,758
2.00% 11/1/51	92,081	70,591
2.00% 2/1/52	201,920	154,387
2.50% 7/1/50	496,434	399,974
2.50% 10/1/50	348,194	281,044
2.50% 11/1/50	1,012,331	816,901
2.50% 12/1/50	1,083,101	872,774
2.50% 2/1/51	434,035	351,844
2.50% 7/1/51	84,660	68,097
2.50% 8/1/51	856,282	688,265
2.50% 9/1/51	87,708	70,461
2.50% 10/1/51	952,900	758,038
2.50% 11/1/51	1,984,091	1,595,941
2.50% 12/1/51	82,934	65,948
2.50% 1/1/52	3,727,981	2,982,309
2.50% 2/1/52	357,112	286,969
2.50% 4/1/52	2,256,939	1,815,084
3.00% 1/1/47	549,049	464,551
3.00% 9/1/49	92,881	78,344
3.00% 11/1/49	92,348	77,589
3.00% 6/1/50	328,231	272,734
3.00% 8/1/50	1,681,942	1,407,760
3.00% 6/1/51	155,207	129,987
3.00% 10/1/51	91,281	76,407
3.00% 11/1/51	82,218	68,339
3.00% 1/1/52	90,122	75,313
3.00% 2/1/52	92,268	76,519
3.00% 4/1/52	93,315	78,042
3.50% 12/1/50	290,356	252,231
3.50% 1/1/52	85,044	73,266
3.50% 4/1/52	464,850	400,293
3.50% 5/1/52	460,952	396,579
3.50% 6/1/52	564,921	486,242
4.00% 9/1/32	100,000	90,671
4.00% 7/1/49	1,715,384	1,556,041
4.00% 7/1/50	95,427	86,715
4.00% 4/1/52	1,430,206	1,279,490
4.00% 7/1/52	94,330	84,784
4.00% 2/1/53	478,172	431,187
4.50% 10/1/35	35,985	33,962
4.50% 3/1/47	93,866	88,435
4.50% 1/1/51	172,229	160,986
4.50% 7/1/52	286,255	263,612
4.50% 9/1/52	92,238	84,743
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
4.50% 10/1/52	485,173	$445,903
4.50% 11/1/52	760,612	699,769
4.50% 12/1/52	190,243	174,842
5.00% 7/1/52	699,163	661,072
5.00% 11/1/52	97,308	91,834
5.00% 12/1/52	95,193	89,959
5.00% 1/1/53	281,604	266,057
5.00% 3/1/53	286,946	271,625
5.00% 4/1/53	393,115	371,333
5.00% 6/1/53	197,882	186,887
5.50% 12/1/52	97,441	94,321
5.50% 1/1/53	91,828	88,891
5.50% 3/1/53	192,533	186,724
5.50% 4/1/53	293,664	284,049
5.50% 5/1/53	387,832	375,778
5.50% 6/1/53	289,745	280,465
5.50% 7/1/53	99,787	96,622
6.00% 12/1/52	457,754	453,270
6.50% 1/1/53	171,844	172,939
6.50% 2/1/53	282,158	284,268
6.50% 4/1/53	187,253	188,598
6.50% 5/1/53	386,792	391,470
GNMA I S.F. 30 yr
3.00% 9/15/42	106,225	92,443
3.00% 10/15/42	14,342	12,479
3.50% 5/15/50	80,432	71,671
GNMA II S.F. 30 yr
2.00% 12/20/50	305,794	240,261
2.00% 2/20/51	362,635	287,486
2.00% 3/20/51	404,387	314,441
2.50% 10/20/49	224,925	185,184
2.50% 12/20/50	221,709	178,735
2.50% 1/20/51	123,231	100,963
2.50% 2/20/51	1,608,558	1,316,262
2.50% 5/20/51	74,668	59,956
2.50% 6/20/51	83,871	67,785
2.50% 7/20/51	245,354	198,105
2.50% 8/20/51	164,615	133,080
2.50% 10/20/51	763,918	617,556
2.50% 11/20/51	173,121	140,776
2.50% 12/20/51	691,531	557,101
2.50% 9/20/52	91,991	75,177
2.50% 2/20/53	286,671	234,585
3.00% 1/20/46	15,276	13,142
3.00% 8/20/46	98,893	85,170
3.00% 11/20/46	53,971	46,460
3.00% 2/20/47	20,489	17,634
3.00% 9/20/47	69,291	59,497
3.00% 2/20/48	4,500	3,857
3.00% 1/20/50	241,133	205,727
3.00% 3/20/50	184,665	152,912
3.00% 2/20/51	2,267,109	1,935,354
3.00% 7/20/51	197,385	167,420
3.00% 9/20/51	1,555,195	1,322,252
LVIP Western Asset Core Bond Fund–6

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA II S.F. 30 yr (continued)
3.00% 10/20/51	162,138	$137,819
3.00% 11/20/51	262,009	223,231
3.00% 12/20/51	256,420	217,704
3.00% 1/20/52	259,727	220,182
3.00% 2/20/52	706,865	601,442
3.00% 3/20/52	2,630,864	2,221,710
3.00% 4/20/52	694,123	576,624
3.00% 11/20/52	189,155	160,354
3.00% 12/20/52	280,609	238,028
3.00% 1/20/53	95,917	81,313
3.50% 4/20/45	57,980	51,720
3.50% 11/20/45	64,759	57,626
3.50% 1/20/46	38,672	34,498
3.50% 3/20/46	180,656	160,757
3.50% 4/20/46	110,036	97,913
3.50% 5/20/46	41,831	37,296
3.50% 6/20/46	71,161	63,468
3.50% 7/20/46	43,065	38,299
3.50% 9/20/46	15,756	14,008
3.50% 9/20/47	622,002	551,949
3.50% 10/20/47	102,638	91,221
3.50% 9/20/48	1,705,974	1,509,932
3.50% 10/20/48	28,690	25,435
3.50% 11/20/48	358,026	317,249
3.50% 10/20/49	27,786	24,301
3.50% 2/20/50	28,670	25,132
3.50% 3/20/52	94,536	81,880
3.50% 4/20/52	736,399	645,154
3.50% 6/20/52	92,671	79,348
3.50% 12/20/52	484,173	424,181
4.00% 10/20/44	8,390	7,726
4.00% 8/20/46	150,947	138,080
4.00% 2/20/47	47,722	43,715
4.00% 6/20/47	367,189	336,739
4.00% 9/20/47	231,639	212,855
4.00% 11/20/47	113,168	103,650
4.00% 12/20/47	55,864	51,151
4.00% 2/20/48	155,845	142,134
4.00% 3/20/48	503,942	461,240
4.00% 4/20/48	31,270	28,561
4.00% 5/20/48	55,771	50,989
4.00% 8/20/48	145,037	132,348
4.00% 9/20/48	36,417	33,250
4.00% 2/20/49	278,300	253,658
4.00% 3/20/49	85,131	77,588
4.00% 4/20/49	71,186	64,872
4.00% 10/20/49	30,696	28,104
4.00% 11/20/49	213,936	193,557
4.00% 1/20/50	36,088	33,421
4.00% 2/20/50	164,467	150,981
4.00% 4/20/50	93,944	85,297
4.00% 5/20/52	372,458	335,634
4.00% 6/20/52	281,759	254,614
4.00% 4/20/53	98,037	88,341
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA II S.F. 30 yr (continued)
4.50% 7/20/32	346	$322
4.50% 6/20/34	718	682
4.50% 2/20/40	2,394	2,273
4.50% 8/20/45	3,248	3,086
4.50% 8/20/47	66,510	62,578
4.50% 4/20/48	107,450	100,759
4.50% 5/20/48	9,400	8,811
4.50% 6/20/48	138,169	129,477
4.50% 8/20/48	496,873	465,118
4.50% 10/20/48	97,799	91,623
4.50% 12/20/48	179,869	168,490
4.50% 1/20/49	198,603	186,202
4.50% 2/20/49	175,685	164,558
4.50% 3/20/49	363,279	340,298
4.50% 2/20/50	274,847	257,497
4.50% 3/20/50	36,092	33,359
4.50% 5/20/50	407,309	380,873
4.50% 11/20/50	196,001	181,328
4.50% 12/20/50	35,910	33,640
4.50% 5/20/52	369,791	341,758
4.50% 8/20/52	282,959	261,683
4.50% 9/20/52	760,038	704,487
5.00% 5/20/48	38,064	36,649
5.00% 6/20/48	29,544	28,420
5.00% 9/20/48	48,075	46,191
5.00% 10/20/48	197,033	189,560
5.00% 11/20/48	85,110	81,971
5.00% 12/20/48	125,142	120,273
5.00% 1/20/49	140,293	134,698
5.00% 4/20/49	85,899	82,446
5.00% 9/20/49	79,059	76,124
5.00% 11/20/49	50,453	48,570
5.00% 1/20/50	75,118	72,269
5.00% 9/20/52	190,577	183,076
5.00% 10/20/52	285,730	270,934
5.00% 11/20/52	480,230	455,870
5.00% 12/20/52	96,622	91,572
5.00% 1/20/53	1,068,325	1,015,227
5.00% 5/20/53	196,478	186,551
5.50% 11/20/52	569,968	553,259
5.50% 2/20/53	194,848	190,003
6.00% 7/20/53	2,879,336	2,854,646
GNMA II S.F. 30 yr TBA
3.00% 10/20/53	100,000	84,742
3.50% 10/20/53	100,000	87,586
5.00% 10/20/53	3,100,000	2,937,492
5.50% 10/20/53	2,600,000	2,523,016
6.00% 10/20/53	2,700,000	2,675,320
6.50% 10/20/53	400,000	402,250
Total Agency Mortgage-Backed Securities (Cost $167,915,516)		152,839,452
LVIP Western Asset Core Bond Fund–7

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS–35.83%
Aerospace & Defense–1.53%
Boeing Co.
2.70% 2/1/27	50,000	$45,274
2.80% 3/1/27	80,000	72,409
3.10% 5/1/26	60,000	56,023
3.20% 3/1/29	260,000	228,333
3.25% 2/1/35	960,000	738,049
3.75% 2/1/50	100,000	67,937
4.88% 5/1/25	790,000	776,426
5.15% 5/1/30	620,000	592,409
5.71% 5/1/40	310,000	286,007
5.81% 5/1/50	620,000	561,421
5.93% 5/1/60	180,000	161,625
General Dynamics Corp.
4.25% 4/1/40	10,000	8,492
4.25% 4/1/50	160,000	131,459
L3Harris Technologies, Inc. 4.85% 4/27/35	140,000	127,336
Lockheed Martin Corp.
4.15% 6/15/53	500,000	394,340
4.50% 5/15/36	200,000	182,273
Northrop Grumman Corp.
2.93% 1/15/25	380,000	366,434
3.25% 1/15/28	160,000	146,733
5.25% 5/1/50	1,060,000	977,434
RTX Corp.
2.25% 7/1/30	180,000	144,824
3.13% 7/1/50	480,000	298,435
3.95% 8/16/25	230,000	222,533
4.13% 11/16/28	310,000	289,061
		6,875,267
Agriculture–0.54%
Altria Group, Inc.
2.35% 5/6/25	50,000	47,294
2.45% 2/4/32	410,000	309,295
3.40% 2/4/41	190,000	123,426
4.40% 2/14/26	330,000	320,349
4.80% 2/14/29	27,000	25,679
5.80% 2/14/39	130,000	120,522
5.95% 2/14/49	160,000	143,688
6.20% 2/14/59	158,000	147,261
BAT Capital Corp.
3.56% 8/15/27	185,000	169,255
3.73% 9/25/40	180,000	120,709
4.54% 8/15/47	270,000	185,852
Philip Morris International, Inc.
2.10% 5/1/30	250,000	199,519
4.50% 3/20/42	560,000	446,919
Reynolds American, Inc. 5.85% 8/15/45	50,000	41,416
		2,401,184
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Airlines–0.17%
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.50% 10/20/25	277,509	$269,544
4.75% 10/20/28	500,000	475,172
		744,716
Apparel–0.11%
NIKE, Inc.
2.75% 3/27/27	100,000	92,370
2.85% 3/27/30	380,000	329,162
3.25% 3/27/40	100,000	75,735
		497,267
Auto Manufacturers–0.06%
BMW U.S. Capital LLC 2.80% 4/11/26	154,000	144,582
General Motors Co.
5.60% 10/15/32	70,000	65,356
6.75% 4/1/46	41,000	38,315
		248,253
Banks–10.94%
Banco Santander SA 2.75% 5/28/25	1,000,000	941,777
Bank of America Corp.
μ1.32% 6/19/26	560,000	513,562
μ1.90% 7/23/31	410,000	311,541
μ2.57% 10/20/32	670,000	514,823
μ2.59% 4/29/31	240,000	192,862
μ2.97% 2/4/33	1,070,000	843,754
μ3.59% 7/21/28	890,000	812,760
μ3.97% 3/5/29	480,000	439,692
μ3.97% 2/7/30	280,000	251,467
μ4.08% 3/20/51	1,160,000	857,866
4.25% 10/22/26	810,000	769,468
μ4.33% 3/15/50	230,000	178,238
4.45% 3/3/26	1,221,000	1,175,982
5.00% 1/21/44	520,000	457,561
Bank of Montreal
1.85% 5/1/25	400,000	375,400
μ3.80% 12/15/32	70,000	61,144
Bank of New York Mellon Corp. 1.60% 4/24/25	120,000	112,464
Bank of Nova Scotia
1.30% 6/11/25	210,000	194,266
3.45% 4/11/25	510,000	491,045
μ4.59% 5/4/37	180,000	150,021
μBarclays PLC
4.97% 5/16/29	450,000	420,382
5.09% 6/20/30	200,000	178,738
BNP Paribas SA
μ2.22% 6/9/26	260,000	242,635
3.38% 1/9/25	200,000	193,018
4.40% 8/14/28	430,000	399,723
μ4.71% 1/10/25	760,000	756,223
LVIP Western Asset Core Bond Fund–8

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
BNP Paribas SA (continued)
μ5.13% 1/13/29	850,000	$820,658
μ5.20% 1/10/30	300,000	284,899
BPCE SA 5.15% 7/21/24	200,000	196,819
Citigroup, Inc.
μ2.52% 11/3/32	240,000	182,592
μ2.57% 6/3/31	1,010,000	805,382
μ3.11% 4/8/26	160,000	152,690
3.30% 4/27/25	970,000	931,941
μ3.79% 3/17/33	390,000	325,352
4.45% 9/29/27	2,380,000	2,234,459
4.65% 7/23/48	490,000	396,608
μ4.66% 5/24/28	90,000	86,023
4.75% 5/18/46	150,000	117,371
μ4.91% 5/24/33	620,000	564,142
8.13% 7/15/39	10,000	11,758
Cooperatieve Rabobank UA
μ3.65% 4/6/28	250,000	229,783
μ3.76% 4/6/33	250,000	208,319
4.38% 8/4/25	860,000	829,892
μCredit Agricole SA 1.91% 6/16/26	250,000	232,405
Credit Suisse AG
2.95% 4/9/25	250,000	237,549
4.75% 8/9/24	250,000	246,447
5.00% 7/9/27	490,000	470,683
7.50% 2/15/28	820,000	857,741
7.95% 1/9/25	660,000	671,670
Danske Bank AS
μ0.98% 9/10/25	320,000	303,317
5.38% 1/12/24	470,000	468,118
Goldman Sachs Group, Inc.
μ2.65% 10/21/32	350,000	270,154
μ2.91% 7/21/42	180,000	116,250
μ3.21% 4/22/42	80,000	54,232
3.50% 4/1/25	150,000	144,431
3.50% 11/16/26	840,000	781,212
μ3.62% 3/15/28	90,000	83,041
3.63% 2/20/24	170,000	168,392
μ3.69% 6/5/28	720,000	663,546
μ4.22% 5/1/29	560,000	518,016
4.25% 10/21/25	500,000	481,832
4.75% 10/21/45	260,000	218,796
5.15% 5/22/45	190,000	162,814
6.25% 2/1/41	400,000	403,440
6.75% 10/1/37	180,000	182,276
HSBC Holdings PLC
μ3.97% 5/22/30	540,000	474,886
μ4.04% 3/13/28	630,000	583,031
4.30% 3/8/26	200,000	192,002
JPMorgan Chase & Co.
μ2.08% 4/22/26	380,000	356,670
μ2.52% 4/22/31	970,000	786,262
μ2.55% 11/8/32	740,000	572,682
μ3.11% 4/22/51	240,000	149,011
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
JPMorgan Chase & Co. (continued)
3.63% 12/1/27	130,000	$119,779
μ4.02% 12/5/24	540,000	537,602
μ4.20% 7/23/29	290,000	268,760
4.25% 10/1/27	1,148,000	1,089,314
μ4.45% 12/5/29	460,000	429,391
Lloyds Banking Group PLC 4.65% 3/24/26	340,000	325,548
μMitsubishi UFJ Financial Group, Inc.
3.84% 4/17/26	200,000	193,118
4.08% 4/19/28	200,000	187,815
μMorgan Stanley
2.19% 4/28/26	530,000	497,878
2.70% 1/22/31	540,000	441,510
3.62% 4/1/31	1,110,000	956,236
3.77% 1/24/29	390,000	355,623
4.43% 1/23/30	20,000	18,503
National Securities Clearing Corp. 1.50% 4/23/25	250,000	234,598
μNatWest Group PLC
4.27% 3/22/25	260,000	257,215
4.89% 5/18/29	200,000	187,059
PNC Bank NA 3.88% 4/10/25	250,000	241,116
μPNC Financial Services Group, Inc.
5.58% 6/12/29	430,000	417,149
5.81% 6/12/26	130,000	128,963
Royal Bank of Canada
1.15% 6/10/25	200,000	184,947
3.88% 5/4/32	600,000	522,994
Toronto-Dominion Bank
1.15% 6/12/25	200,000	185,155
4.46% 6/8/32	370,000	331,802
μTruist Financial Corp. 6.05% 6/8/27	250,000	247,281
U.S. Bancorp
1.45% 5/12/25	460,000	429,093
μ2.22% 1/27/28	40,000	35,288
μ5.78% 6/12/29	270,000	262,813
μ5.84% 6/12/34	100,000	94,315
UBS Group AG
μ3.09% 5/14/32	270,000	213,259
4.13% 4/15/26	286,000	271,927
μ4.19% 4/1/31	400,000	349,298
4.25% 3/23/28	890,000	818,173
μ4.49% 5/12/26	200,000	193,710
4.55% 4/17/26	271,000	260,283
μ4.75% 5/12/28	410,000	387,390
μ9.02% 11/15/33	250,000	288,704
Wells Fargo & Co.
μ2.19% 4/30/26	680,000	638,475
μ2.39% 6/2/28	230,000	201,703
μ2.88% 10/30/30	430,000	357,956
LVIP Western Asset Core Bond Fund–9

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Wells Fargo & Co. (continued)
3.00% 10/23/26	330,000	$303,070
μ3.35% 3/2/33	340,000	274,837
3.75% 1/24/24	100,000	99,276
4.15% 1/24/29	410,000	376,461
4.30% 7/22/27	204,000	192,237
4.40% 6/14/46	660,000	488,439
μ4.48% 4/4/31	390,000	353,826
4.65% 11/4/44	10,000	7,776
4.75% 12/7/46	630,000	491,711
4.90% 11/17/45	390,000	312,819
μ5.01% 4/4/51	2,290,000	1,924,133
		49,052,334
Beverages–0.65%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 4.90% 2/1/46	810,000	705,951
Anheuser-Busch InBev Worldwide, Inc.
3.50% 6/1/30	680,000	605,000
4.35% 6/1/40	260,000	221,077
4.60% 4/15/48	27,000	22,821
4.75% 1/23/29	120,000	116,348
5.55% 1/23/49	510,000	488,474
Coca-Cola Co.
1.45% 6/1/27	330,000	291,535
2.50% 3/15/51	30,000	17,851
2.60% 6/1/50	90,000	55,028
Constellation Brands, Inc.
2.25% 8/1/31	30,000	23,370
3.60% 5/9/24	110,000	108,395
4.35% 5/9/27	160,000	153,102
PepsiCo, Inc.
1.63% 5/1/30	50,000	40,167
2.63% 3/19/27	20,000	18,441
2.88% 10/15/49	70,000	45,752
		2,913,312
Biotechnology–0.04%
Gilead Sciences, Inc.
3.65% 3/1/26	50,000	47,864
4.75% 3/1/46	160,000	137,007
		184,871
Building Materials–0.00%
Carrier Global Corp. 3.58% 4/5/50	20,000	13,497
		13,497
Chemicals–0.46%
MEGlobal BV
2.63% 4/28/28	770,000	664,569
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Chemicals (continued)
MEGlobal BV (continued)
4.25% 11/3/26	510,000	$484,092
OCP SA 4.50% 10/22/25	297,000	285,355
Orbia Advance Corp. SAB de CV
1.88% 5/11/26	390,000	347,283
2.88% 5/11/31	370,000	287,961
		2,069,260
Commercial Services–0.38%
Cintas Corp. No. 2
3.70% 4/1/27	160,000	151,670
4.00% 5/1/32	100,000	90,188
DP World Ltd.
4.70% 9/30/49	330,000	258,931
5.63% 9/25/48	970,000	858,450
PayPal Holdings, Inc.
1.65% 6/1/25	180,000	168,435
2.30% 6/1/30	120,000	98,069
4.40% 6/1/32	70,000	64,712
		1,690,455
Computers–0.27%
Apple, Inc.
1.13% 5/11/25	480,000	448,955
2.45% 8/4/26	230,000	213,650
3.85% 8/4/46	230,000	181,993
International Business Machines Corp. 3.00% 5/15/24	390,000	383,370
		1,227,968
Cosmetics & Personal Care–0.19%
Haleon U.S. Capital LLC
3.38% 3/24/27	250,000	231,937
3.63% 3/24/32	250,000	214,413
Kenvue, Inc. 4.90% 3/22/33	290,000	277,153
Procter & Gamble Co.
2.80% 3/25/27	40,000	37,104
3.00% 3/25/30	120,000	106,601
		867,208
Diversified Financial Services–1.07%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45% 10/29/26	370,000	331,407
3.00% 10/29/28	770,000	660,258
3.30% 1/30/32	420,000	333,863
Air Lease Corp.
3.38% 7/1/25	130,000	123,499
5.30% 2/1/28	230,000	222,212
American Express Co.
2.50% 7/30/24	980,000	953,093
3.38% 5/3/24	140,000	137,841
LVIP Western Asset Core Bond Fund–10

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
American Express Co. (continued)
4.05% 5/3/29	250,000	$232,677
Charles Schwab Corp.
5.88% 8/24/26	540,000	538,222
μ6.14% 8/24/34	110,000	107,003
Intercontinental Exchange, Inc.
4.60% 3/15/33	80,000	73,488
4.95% 6/15/52	70,000	60,648
Mastercard, Inc. 3.85% 3/26/50	660,000	508,288
Visa, Inc. 4.30% 12/14/45	610,000	516,190
		4,798,689
Electric–0.68%
American Transmission Systems, Inc. 2.65% 1/15/32	80,000	63,241
Cleveland Electric Illuminating Co. 3.50% 4/1/28	70,000	63,389
Comision Federal de Electricidad 3.88% 7/26/33	220,000	166,411
Consolidated Edison Co. of New York, Inc.
3.35% 4/1/30	80,000	70,231
3.95% 4/1/50	60,000	44,320
Duke Energy Corp. 3.15% 8/15/27	80,000	72,894
FirstEnergy Corp.
1.60% 1/15/26	80,000	71,941
4.15% 7/15/27	510,000	474,030
MidAmerican Energy Co. 3.65% 4/15/29	260,000	237,548
Mid-Atlantic Interstate Transmission LLC 4.10% 5/15/28	200,000	186,117
Pacific Gas & Electric Co.
2.10% 8/1/27	50,000	42,754
2.50% 2/1/31	110,000	83,686
3.30% 8/1/40	230,000	147,263
3.50% 8/1/50	50,000	29,765
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.13% 5/15/27	310,000	291,462
5.45% 5/21/28	200,000	194,779
6.15% 5/21/48	890,000	787,977
		3,027,808
Electrical Components & Equipment–0.05%
Emerson Electric Co. 2.80% 12/21/51	350,000	212,202
		212,202
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electronics–0.03%
Honeywell International, Inc. 1.35% 6/1/25	150,000	$140,389
		140,389
Entertainment–0.23%
Warnermedia Holdings, Inc.
3.76% 3/15/27	100,000	92,322
4.05% 3/15/29	130,000	115,825
4.28% 3/15/32	610,000	517,779
5.05% 3/15/42	50,000	38,669
5.14% 3/15/52	90,000	66,874
6.41% 3/15/26	210,000	209,965
		1,041,434
Environmental Control–0.03%
Republic Services, Inc. 2.50% 8/15/24	140,000	135,976
		135,976
Food–0.28%
Danone SA 2.59% 11/2/23	280,000	279,228
Kraft Heinz Foods Co. 3.00% 6/1/26	262,000	245,604
Mars, Inc.
2.38% 7/16/40	300,000	189,743
2.70% 4/1/25	80,000	76,633
3.20% 4/1/30	250,000	219,312
Mondelez International, Inc. 1.50% 5/4/25	270,000	252,595
		1,263,115
Forest Products & Paper–0.34%
Suzano Austria GmbH 6.00% 1/15/29	1,580,000	1,537,606
		1,537,606
Health Care Products–0.11%
Abbott Laboratories
3.75% 11/30/26	114,000	109,405
4.75% 11/30/36	160,000	152,007
4.90% 11/30/46	220,000	200,286
Medtronic, Inc. 4.63% 3/15/45	34,000	29,820
		491,518
Health Care Services–0.72%
Aetna, Inc. 3.88% 8/15/47	110,000	77,083
Elevance Health, Inc.
3.35% 12/1/24	100,000	97,048
3.65% 12/1/27	100,000	92,690
4.10% 5/15/32	190,000	169,235
4.55% 5/15/52	160,000	129,451
Humana, Inc.
3.13% 8/15/29	260,000	227,415
3.70% 3/23/29	420,000	383,133
3.95% 3/15/27	290,000	275,089
LVIP Western Asset Core Bond Fund–11

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
Humana, Inc. (continued)
4.50% 4/1/25	40,000	$39,275
4.80% 3/15/47	10,000	8,306
Roche Holdings, Inc. 2.61% 12/13/51	300,000	179,443
UnitedHealth Group, Inc.
1.25% 1/15/26	70,000	63,779
2.00% 5/15/30	230,000	186,241
2.30% 5/15/31	40,000	32,318
2.90% 5/15/50	120,000	73,680
3.13% 5/15/60	20,000	12,114
3.70% 8/15/49	560,000	403,091
3.75% 7/15/25	130,000	126,464
3.88% 12/15/28	70,000	65,738
3.88% 8/15/59	160,000	113,821
4.00% 5/15/29	200,000	187,174
4.20% 5/15/32	240,000	219,053
4.25% 6/15/48	50,000	39,919
4.45% 12/15/48	40,000	32,997
		3,234,557
Household Products Ware–0.01%
Kimberly-Clark Corp. 3.10% 3/26/30	60,000	52,731
		52,731
Housewares–0.02%
Newell Brands, Inc. 5.20% 4/1/26	110,000	103,663
		103,663
Insurance–0.24%
American International Group, Inc. 2.50% 6/30/25	83,000	78,296
Berkshire Hathaway Finance Corp. 4.25% 1/15/49	280,000	229,416
Chubb INA Holdings, Inc. 3.35% 5/3/26	140,000	132,791
Guardian Life Global Funding 1.10% 6/23/25	80,000	73,462
MetLife, Inc. 6.40% 12/15/66	380,000	371,305
New York Life Global Funding 0.95% 6/24/25	140,000	128,843
Principal Life Global Funding II 1.25% 6/23/25	70,000	64,565
		1,078,678
Internet–0.89%
Alphabet, Inc.
1.10% 8/15/30	360,000	280,232
1.90% 8/15/40	150,000	93,804
2.05% 8/15/50	90,000	49,136
Amazon.com, Inc.
1.50% 6/3/30	340,000	269,169
2.10% 5/12/31	230,000	184,384
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Internet (continued)
Amazon.com, Inc. (continued)
2.50% 6/3/50	1,750,000	$1,025,251
3.15% 8/22/27	330,000	306,953
3.30% 4/13/27	70,000	65,863
3.45% 4/13/29	140,000	129,274
3.60% 4/13/32	590,000	523,181
3.88% 8/22/37	120,000	102,437
4.05% 8/22/47	150,000	120,539
4.25% 8/22/57	50,000	40,026
4.95% 12/5/44	150,000	139,806
Prosus NV
3.68% 1/21/30	200,000	161,206
4.03% 8/3/50	850,000	486,678
		3,977,939
Iron & Steel–0.36%
Vale Overseas Ltd.
6.25% 8/10/26	1,100,000	1,118,403
6.88% 11/21/36	480,000	482,965
		1,601,368
Lodging–0.15%
Las Vegas Sands Corp. 3.20% 8/8/24	410,000	396,659
Sands China Ltd. 5.38% 8/8/25	270,000	261,548
		658,207
Machinery Diversified–0.10%
Deere & Co.
3.10% 4/15/30	150,000	131,882
3.75% 4/15/50	290,000	229,069
Otis Worldwide Corp. 2.06% 4/5/25	100,000	94,409
		455,360
Media–1.72%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50% 3/1/42	90,000	55,617
4.20% 3/15/28	420,000	385,492
4.40% 4/1/33	540,000	459,291
4.80% 3/1/50	230,000	160,831
4.91% 7/23/25	751,000	733,841
5.05% 3/30/29	410,000	383,249
5.13% 7/1/49	370,000	269,718
5.38% 4/1/38	400,000	327,154
5.38% 5/1/47	200,000	152,405
5.50% 4/1/63	150,000	110,962
6.48% 10/23/45	290,000	253,212
Comcast Corp.
2.80% 1/15/51	290,000	169,746
LVIP Western Asset Core Bond Fund–12

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
Comcast Corp. (continued)
2.89% 11/1/51	320,000	$188,589
2.94% 11/1/56	54,000	30,690
3.15% 3/1/26	266,000	252,578
3.25% 11/1/39	30,000	21,916
3.40% 4/1/30	180,000	158,772
3.40% 7/15/46	20,000	13,624
3.45% 2/1/50	120,000	81,135
3.75% 4/1/40	100,000	77,464
3.95% 10/15/25	530,000	514,230
3.97% 11/1/47	350,000	261,130
4.00% 8/15/47	40,000	29,874
4.00% 3/1/48	30,000	22,486
4.00% 11/1/49	30,000	22,261
4.05% 11/1/52	590,000	437,522
4.15% 10/15/28	730,000	691,496
4.25% 10/15/30	570,000	525,067
4.95% 10/15/58	30,000	25,738
Fox Corp. 5.48% 1/25/39	710,000	613,603
Time Warner Cable LLC
6.55% 5/1/37	60,000	54,421
7.30% 7/1/38	120,000	115,598
Walt Disney Co. 6.65% 11/15/37	110,000	118,069
		7,717,781
Mining–0.96%
Anglo American Capital PLC
3.63% 9/11/24	260,000	253,661
4.00% 9/11/27	220,000	205,406
Barrick North America Finance LLC 5.70% 5/30/41	330,000	316,021
BHP Billiton Finance USA Ltd. 5.00% 9/30/43	220,000	198,398
Corp. Nacional del Cobre de Chile 3.63% 8/1/27	1,360,000	1,249,676
Freeport-McMoRan, Inc.
5.40% 11/14/34	80,000	73,219
5.45% 3/15/43	70,000	59,682
Glencore Funding LLC
3.88% 10/27/27	30,000	27,759
4.00% 3/27/27	130,000	122,025
4.13% 3/12/24	260,000	257,760
4.63% 4/29/24	330,000	326,671
Southern Copper Corp. 5.25% 11/8/42	1,390,000	1,201,722
		4,292,000
Miscellaneous Manufacturing–0.17%
3M Co.
2.38% 8/26/29	600,000	501,623
3.70% 4/15/50	70,000	49,904
Eaton Corp. 4.15% 11/2/42	250,000	203,331
		754,858
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas–3.82%
Apache Corp.
4.75% 4/15/43	880,000	$640,959
6.00% 1/15/37	533,000	479,907
BP Capital Markets America, Inc.
2.77% 11/10/50	70,000	41,212
2.94% 6/4/51	50,000	30,528
3.00% 2/24/50	440,000	274,349
3.12% 5/4/26	430,000	406,351
3.41% 2/11/26	50,000	47,788
3.63% 4/6/30	140,000	126,059
Chevron Corp.
1.55% 5/11/25	90,000	84,678
2.00% 5/11/27	60,000	53,769
3.08% 5/11/50	150,000	100,629
Chevron USA, Inc.
3.25% 10/15/29	490,000	441,597
3.85% 1/15/28	160,000	152,062
Continental Resources, Inc.
3.80% 6/1/24	150,000	147,582
4.38% 1/15/28	480,000	445,199
4.90% 6/1/44	70,000	51,424
5.75% 1/15/31	10,000	9,395
Coterra Energy, Inc.
3.90% 5/15/27	300,000	281,723
4.38% 3/15/29	850,000	786,103
Devon Energy Corp.
4.50% 1/15/30	195,000	177,206
4.75% 5/15/42	50,000	39,724
5.00% 6/15/45	875,000	704,722
5.60% 7/15/41	297,000	262,746
5.85% 12/15/25	180,000	179,085
Diamondback Energy, Inc.
3.13% 3/24/31	360,000	299,873
3.25% 12/1/26	110,000	102,846
3.50% 12/1/29	440,000	390,439
Ecopetrol SA 5.88% 5/28/45	970,000	639,191
EOG Resources, Inc.
3.90% 4/1/35	510,000	432,437
4.38% 4/15/30	290,000	273,375
4.95% 4/15/50	430,000	380,447
EQT Corp. 7.00% 2/1/30	220,000	226,323
Exxon Mobil Corp.
2.44% 8/16/29	290,000	250,827
2.99% 3/19/25	560,000	540,749
3.04% 3/1/26	120,000	113,795
3.45% 4/15/51	180,000	125,941
3.48% 3/19/30	220,000	198,654
4.11% 3/1/46	180,000	144,494
4.33% 3/19/50	30,000	24,629
KazMunayGas National Co. JSC
5.38% 4/24/30	250,000	226,958
5.75% 4/19/47	650,000	505,063
LVIP Western Asset Core Bond Fund–13

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Occidental Petroleum Corp.
3.00% 2/15/27	200,000	$179,622
3.50% 8/15/29	120,000	101,966
4.10% 2/15/47	180,000	118,409
4.20% 3/15/48	50,000	34,548
4.40% 4/15/46	90,000	66,050
4.50% 7/15/44	680,000	478,944
4.63% 6/15/45	280,000	201,387
5.55% 3/15/26	50,000	49,341
6.60% 3/15/46	600,000	589,548
Pertamina Persero PT 6.00% 5/3/42	430,000	389,728
Petroleos del Peru SA
4.75% 6/19/32	670,000	471,721
5.63% 6/19/47	360,000	216,336
Petroleos Mexicanos
5.50% 6/27/44	190,000	104,988
5.63% 1/23/46	650,000	355,349
6.38% 1/23/45	220,000	128,436
6.63% 6/15/35	416,000	278,637
6.88% 8/4/26	85,000	78,362
Pioneer Natural Resources Co.
1.13% 1/15/26	50,000	45,187
1.90% 8/15/30	200,000	156,910
2.15% 1/15/31	440,000	347,203
Reliance Industries Ltd.
2.88% 1/12/32	360,000	287,253
3.63% 1/12/52	630,000	401,614
Shell International Finance BV
2.38% 11/7/29	50,000	42,564
2.75% 4/6/30	100,000	86,006
2.88% 5/10/26	194,000	183,004
3.25% 4/6/50	600,000	398,397
4.00% 5/10/46	660,000	510,923
		17,143,271
Oil & Gas Services–0.03%
Halliburton Co.
3.80% 11/15/25	7,000	6,768
5.00% 11/15/45	70,000	59,338
Schlumberger Holdings Corp. 3.90% 5/17/28	75,000	69,665
		135,771
Pharmaceuticals–1.90%
AbbVie, Inc.
2.60% 11/21/24	720,000	694,123
2.95% 11/21/26	160,000	148,482
3.20% 11/21/29	1,200,000	1,058,938
3.60% 5/14/25	150,000	144,968
3.75% 11/14/23	50,000	49,876
3.80% 3/15/25	190,000	184,690
4.25% 11/21/49	380,000	300,832
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
AbbVie, Inc. (continued)
4.55% 3/15/35	20,000	$18,192
4.88% 11/14/48	30,000	26,217
Becton Dickinson & Co.
3.36% 6/6/24	53,000	52,064
3.73% 12/15/24	16,000	15,605
4.69% 12/15/44	113,000	94,974
Bristol-Myers Squibb Co.
3.20% 6/15/26	129,000	122,371
3.40% 7/26/29	81,000	73,380
4.55% 2/20/48	202,000	168,575
Cigna Group
4.13% 11/15/25	130,000	125,866
4.38% 10/15/28	600,000	567,726
4.80% 8/15/38	240,000	211,409
4.90% 12/15/48	220,000	185,399
CVS Health Corp.
1.88% 2/28/31	50,000	38,132
2.13% 9/15/31	180,000	137,656
3.63% 4/1/27	70,000	65,400
3.75% 4/1/30	230,000	203,306
3.88% 7/20/25	480,000	463,773
4.13% 4/1/40	70,000	54,404
4.25% 4/1/50	220,000	162,767
4.30% 3/25/28	392,000	370,993
5.05% 3/25/48	570,000	473,582
5.13% 7/20/45	270,000	227,206
Johnson & Johnson
2.10% 9/1/40	440,000	281,666
3.70% 3/1/46	130,000	101,238
Merck & Co., Inc.
0.75% 2/24/26	40,000	36,033
1.45% 6/24/30	600,000	470,084
2.75% 12/10/51	50,000	30,198
Pfizer, Inc.
1.70% 5/28/30	1,030,000	825,754
2.63% 4/1/30	220,000	187,890
2.70% 5/28/50	240,000	150,272
		8,524,041
Pipelines–2.62%
Cameron LNG LLC 3.30% 1/15/35	760,000	604,973
Columbia Pipelines Holding Co. LLC 6.04% 8/15/28	720,000	716,351
Columbia Pipelines Operating Co. LLC
6.04% 11/15/33	250,000	244,026
6.54% 11/15/53	380,000	371,498
Energy Transfer LP
2.90% 5/15/25	130,000	123,503
3.75% 5/15/30	1,240,000	1,080,156
4.95% 6/15/28	80,000	76,561
5.25% 4/15/29	250,000	239,709
5.30% 4/1/44	20,000	16,277
LVIP Western Asset Core Bond Fund–14

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Energy Transfer LP (continued)
5.40% 10/1/47	210,000	$173,197
5.50% 6/1/27	170,000	167,331
6.25% 4/15/49	110,000	100,927
Enterprise Products Operating LLC
2.80% 1/31/30	470,000	398,970
3.13% 7/31/29	50,000	43,927
3.70% 1/31/51	320,000	226,326
3.95% 2/15/27	303,000	288,083
3.95% 1/31/60	90,000	63,198
4.15% 10/16/28	260,000	243,758
4.20% 1/31/50	130,000	100,283
4.45% 2/15/43	50,000	40,916
4.80% 2/1/49	60,000	50,823
4.85% 3/15/44	40,000	34,346
5.10% 2/15/45	180,000	159,269
μ5.38% 2/15/78	70,000	58,203
6.65% 10/15/34	110,000	116,194
7.55% 4/15/38	40,000	44,434
Kinder Morgan Energy Partners LP
4.25% 9/1/24	260,000	255,772
5.50% 3/1/44	140,000	119,109
Kinder Morgan, Inc.
4.30% 6/1/25	150,000	146,159
4.30% 3/1/28	220,000	207,053
5.20% 3/1/48	20,000	16,362
5.55% 6/1/45	170,000	146,091
MPLX LP
4.50% 4/15/38	230,000	186,388
4.70% 4/15/48	170,000	128,860
4.80% 2/15/29	310,000	294,116
5.20% 3/1/47	100,000	81,661
5.20% 12/1/47	130,000	104,824
5.50% 2/15/49	270,000	228,520
ONEOK, Inc.
5.55% 11/1/26	100,000	99,348
5.80% 11/1/30	160,000	156,648
6.05% 9/1/33	330,000	324,202
6.63% 9/1/53	420,000	411,266
Targa Resources Corp.
4.95% 4/15/52	70,000	53,839
5.20% 7/1/27	390,000	382,170
Tennessee Gas Pipeline Co. LLC 2.90% 3/1/30	560,000	467,805
Transcontinental Gas Pipe Line Co. LLC
3.25% 5/15/30	180,000	154,386
7.85% 2/1/26	1,020,000	1,060,479
Western Midstream Operating LP
3.10% 2/1/25	340,000	325,292
4.05% 2/1/30	40,000	34,964
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Williams Cos., Inc.
4.85% 3/1/48	50,000	$39,946
4.90% 1/15/45	270,000	217,197
5.10% 9/15/45	190,000	159,613
8.75% 3/15/32	120,000	136,374
		11,721,683
Retail–0.71%
Costco Wholesale Corp.
1.38% 6/20/27	290,000	253,501
1.60% 4/20/30	30,000	24,089
1.75% 4/20/32	120,000	91,859
Home Depot, Inc.
2.50% 4/15/27	100,000	91,227
2.70% 4/15/30	150,000	128,096
3.25% 4/15/32	530,000	454,716
3.30% 4/15/40	160,000	119,234
3.35% 4/15/50	210,000	143,129
3.90% 6/15/47	30,000	22,904
Lowe's Cos., Inc.
1.70% 9/15/28	250,000	208,728
4.50% 4/15/30	240,000	223,946
McDonald's Corp.
1.45% 9/1/25	250,000	231,398
2.13% 3/1/30	220,000	180,315
3.30% 7/1/25	140,000	134,822
3.50% 3/1/27	50,000	47,058
3.50% 7/1/27	40,000	37,462
3.60% 7/1/30	140,000	124,986
3.63% 9/1/49	30,000	21,125
3.70% 1/30/26	90,000	86,552
4.20% 4/1/50	160,000	124,206
4.88% 12/9/45	330,000	285,692
Walmart, Inc.
1.50% 9/22/28	80,000	67,846
1.80% 9/22/31	50,000	39,351
2.38% 9/24/29	30,000	26,118
		3,168,360
Semiconductors–0.95%
Applied Materials, Inc. 1.75% 6/1/30	90,000	71,986
Broadcom, Inc.
3.14% 11/15/35	750,000	546,811
3.19% 11/15/36	8,000	5,744
4.15% 11/15/30	72,000	63,773
4.93% 5/15/37	199,000	171,523
Intel Corp.
1.60% 8/12/28	120,000	101,460
3.05% 8/12/51	60,000	36,473
4.75% 3/25/50	200,000	165,356
5.13% 2/10/30	170,000	166,817
5.20% 2/10/33	120,000	116,189
KLA Corp. 4.65% 7/15/32	160,000	151,601
LVIP Western Asset Core Bond Fund–15

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Semiconductors (continued)
Micron Technology, Inc.
5.88% 2/9/33	190,000	$181,500
5.88% 9/15/33	20,000	19,049
NVIDIA Corp.
3.50% 4/1/40	300,000	236,197
3.50% 4/1/50	490,000	357,141
3.70% 4/1/60	210,000	153,594
NXP BV/NXP Funding LLC/NXP USA, Inc. 2.70% 5/1/25	60,000	56,983
Texas Instruments, Inc.
1.75% 5/4/30	130,000	105,206
3.88% 3/15/39	70,000	57,826
4.15% 5/15/48	370,000	298,297
TSMC Arizona Corp.
1.75% 10/25/26	210,000	188,387
2.50% 10/25/31	1,250,000	1,006,590
		4,258,503
Software–0.53%
Adobe, Inc. 2.30% 2/1/30	260,000	218,778
Microsoft Corp.
2.53% 6/1/50	701,000	426,835
2.92% 3/17/52	259,000	169,880
Oracle Corp.
1.65% 3/25/26	630,000	570,646
2.88% 3/25/31	730,000	596,286
2.95% 4/1/30	40,000	33,660
4.65% 5/6/30	170,000	158,981
Salesforce, Inc. 3.70% 4/11/28	190,000	179,243
		2,354,309
Telecommunications–1.64%
AT&T, Inc.
2.25% 2/1/32	330,000	248,368
2.55% 12/1/33	340,000	249,726
3.55% 9/15/55	28,000	17,140
3.65% 9/15/59	50,000	30,422
3.80% 2/15/27	320,000	300,700
3.80% 12/1/57	60,000	38,011
4.35% 3/1/29	1,300,000	1,209,810
4.35% 6/15/45	58,000	43,401
Telefonica Emisiones SA 5.21% 3/8/47	150,000	119,470
T-Mobile USA, Inc.
2.25% 11/15/31	220,000	167,647
2.55% 2/15/31	130,000	103,442
3.00% 2/15/41	250,000	165,662
3.30% 2/15/51	60,000	37,542
3.50% 4/15/25	210,000	202,631
3.75% 4/15/27	40,000	37,377
3.88% 4/15/30	1,520,000	1,346,676
Verizon Communications, Inc.
1.75% 1/20/31	840,000	632,989
2.10% 3/22/28	200,000	171,788
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
Verizon Communications, Inc. (continued)
2.55% 3/21/31	398,000	$316,901
2.65% 11/20/40	100,000	63,302
2.88% 11/20/50	60,000	34,686
3.15% 3/22/30	170,000	145,101
3.40% 3/22/41	60,000	42,536
3.85% 11/1/42	210,000	155,197
4.00% 3/22/50	210,000	150,454
4.13% 3/16/27	110,000	104,616
4.13% 8/15/46	150,000	112,052
4.40% 11/1/34	220,000	190,766
4.50% 8/10/33	840,000	747,889
4.86% 8/21/46	20,000	16,529
5.25% 3/16/37	130,000	121,284
5.50% 3/16/47	30,000	27,736
		7,351,851
Transportation–0.13%
Union Pacific Corp.
2.15% 2/5/27	170,000	153,456
2.40% 2/5/30	160,000	133,844
3.75% 7/15/25	90,000	87,167
3.75% 2/5/70	220,000	147,031
3.84% 3/20/60	90,000	63,076
		584,574
Total Corporate Bonds (Cost $184,593,206)		160,603,834
NON-AGENCY ASSET-BACKED SECURITIES–7.22%
•522 Funding CLO Ltd. Series 2020-6A A1R 6.76% (TSFR03M + 1.41%) 10/23/34	480,000	476,861
•AB BSL CLO Ltd. Series 2023-4A A 6.96% (TSFR03M + 2.00%) 4/20/36	250,000	250,450
•AGL CLO 13 Ltd. Series 2021-13A A1 6.75% (TSFR03M + 1.42%) 10/20/34	260,000	257,421
•Arbor Realty Commercial Real Estate Notes Ltd. Series 2022-FL1 A 6.76% (SOFR30A + 1.45%) 1/15/37	526,000	520,082
•ARES XLIV CLO Ltd. Series 2017-44A A1R 6.65% (TSFR03M + 1.34%) 4/15/34	680,000	672,069
Avis Budget Rental Car Funding AESOP LLC Series 2022-3A A 4.62% 2/20/27	240,000	232,484
•Balboa Bay Loan Funding Ltd. Series 2021-2A A1 6.77% (TSFR03M + 1.43%) 1/20/35	380,000	375,391
LVIP Western Asset Core Bond Fund–16

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Basswood Park CLO Ltd. Series 2021-1A A 6.59% (TSFR03M + 1.26%) 4/20/34	480,000	$475,800
•BCRED MML CLO LLC Series 2022-1A A1 6.98% (TSFR03M + 1.65%) 4/20/35	590,000	572,555
Blackbird Capital Aircraft Series 2021-1A A 2.44% 7/15/46	226,931	193,735
•Carlyle Global Market Strategies CLO Ltd. Series 2015-4A A1R 6.93% (TSFR03M + 1.60%) 7/20/32	420,000	419,515
•Catskill Park CLO Ltd. Series 2017-1A A2 7.29% (TSFR03M + 1.96%) 4/20/29	360,000	358,349
•Cayuga Park CLO Ltd. Series 2020-1A AR 6.69% (TSFR03M + 1.38%) 7/17/34	620,000	615,070
•CBAM Ltd. Series 2017-1A A1 6.84% (TSFR03M + 1.51%) 7/20/30	836,095	836,086
•CWHEQ Revolving Home Equity Loan Trust Series 2006-I 2A 5.59% (TSFR01M + 0.25%) 1/15/37	156,546	140,253
•Dryden 75 CLO Ltd. Series 2019-75A AR2 6.61% (TSFR03M + 1.30%) 4/15/34	340,000	337,178
•Dryden 87 CLO Ltd. Series 2021-87A A1 6.74% (TSFR03M + 1.36%) 5/20/34	860,000	853,256
•EFS Volunteer No. 2 LLC Series 2012-1 A2 6.78% (SOFR30A + 1.46%) 3/25/36	359,674	359,515
•GoldenTree Loan Management U.S. CLO 1 Ltd. Series 2021-11A A 6.72% (TSFR03M + 1.39%) 10/20/34	480,000	477,786
•Golub Capital Partners CLO 25M Ltd. Series 2015-25A AR 7.01% (TSFR03M + 1.64%) 5/5/30	321,146	320,563
•Golub Capital Partners CLO 57M Ltd. Series 2021-57A A1 7.10% (TSFR03M + 1.75%) 10/25/34	950,000	933,175
•Golub Capital Partners CLO 66B Ltd. Series 2023-66A A 6.93% (TSFR03M + 1.95%) 4/25/36	250,000	250,363
GoodLeap Sustainable Home Solutions Trust Series 2022-1GS A 2.70% 1/20/49	419,160	326,497
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Grippen Park CLO Ltd. Series 2017-1A A 6.85% (TSFR03M + 1.52%) 1/20/30	291,479	$291,464
•Halsey Point CLO I Ltd. Series 2019-1A A1A1 6.94% (TSFR03M + 1.61%) 1/20/33	250,000	249,488
•HalseyPoint CLO 3 Ltd. Series 2020-3A A1A 7.08% (TSFR03M + 1.71%) 11/30/32	250,000	249,344
Hardee's Funding LLC Series 2021-1A A2 2.87% 6/20/51	703,800	553,038
Hertz Vehicle Financing III LP Series 2021-2A C 2.52% 12/27/27	580,000	504,629
•HGI CRE CLO Ltd. Series 2021-FL1 A 6.50% (TSFR01M + 1.16%) 6/16/36	530,949	524,460
Hildene Community Funding CDO Ltd. Series 2015-1A ARR 2.60% 11/1/35	580,991	471,916
•HPS Loan Management Ltd. Series 2021-16A A1 6.75% (TSFR03M + 1.40%) 1/23/35	360,000	355,635
•KKR CLO 32 Ltd. Series 32A A1 6.89% (TSFR03M + 1.58%) 1/15/32	260,000	259,259
LAD Auto Receivables Trust Series 2023-2A A2 5.93% 6/15/27	1,507,591	1,503,618
•Magnetite XIV-R Ltd. Series 2015-14RA A2 6.69% (TSFR03M + 1.38%) 10/18/31	760,000	758,150
•MF1 Series 2022-FL10 A 7.96% (TSFR01M + 2.64%) 9/17/37	980,000	983,629
•Midocean Credit CLO VII Series 2017-7A BR 7.17% (TSFR03M + 1.86%) 7/15/29	420,000	413,988
•Myers Park CLO Ltd. Series 2018-1A B1 7.19% (TSFR03M + 1.86%) 10/20/30	250,000	247,183
•Navient Student Loan Trust Series 2016-3A A3 6.78% (SOFR30A + 1.46%) 6/25/65	404,313	407,239
NP SPE X LP Series 2021-1A A1 2.23% 3/19/51	537,149	469,467
•Ocean Trails CLO XIV Ltd. Series 2023-14A A1 7.33% (TSFR03M + 2.00%) 1/20/35	390,000	390,714
•Octagon Investment Partners 35 Ltd. Series 2018-1A A1A 6.65% (TSFR03M + 1.32%) 1/20/31	691,933	689,889
LVIP Western Asset Core Bond Fund–17

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Octagon Investment Partners XXI Ltd. Series 2014-1A AAR3 6.63% (TSFR03M + 1.26%) 2/14/31	380,000	$378,091
•OHA Credit Funding 7 Ltd. Series 2020-7A AR 6.62% (TSFR03M + 1.30%) 2/24/37	590,000	586,003
•OHA Loan Funding Ltd. Series 2013-2A AR 6.68% (TSFR03M + 1.30%) 5/23/31	486,438	484,821
•Owl Rock CLO III Ltd. Series 2020-3A A1L 7.39% (TSFR03M + 2.06%) 4/20/32	480,000	477,450
•Palmer Square CLO Ltd. Series 2019-1A A1R 6.78% (TSFR03M + 1.41%) 11/14/34	440,000	438,631
•Point Au Roche Park CLO Ltd. Series 2021-1A A 6.67% (TSFR03M + 1.34%) 7/20/34	900,000	890,422
•Recette CLO Ltd. Series 2015-1A ARR 6.67% (TSFR03M + 1.34%) 4/20/34	250,000	247,272
•REESE PARK CLO Ltd. Series 2020-1A AR 6.70% (TSFR03M + 1.39%) 10/15/34	790,000	782,135
•Silver Rock CLO I Ltd. Series 2020-1A A 7.24% (TSFR03M + 1.91%) 10/20/31	640,000	639,292
•SLC Student Loan Trust Series 2008-1 A4A 7.08% (SOFR90A + 1.86%) 12/15/32	380,388	382,716
•SLM Private Credit Student Loan Trust
Series 2005-B A4 6.00% (TSFR03M + 0.59%) 6/15/39	204,772	196,598
Series 2006-A A5 5.96% (TSFR03M + 0.55%) 6/15/39	187,085	180,334
SMB Private Education Loan Trust
Series 2020-A A2A 2.23% 9/15/37	183,116	168,262
Series 2021-C APT1 1.39% 1/15/53	596,426	514,650
Series 2021-C B 2.30% 1/15/53	290,000	260,965
Series 2022-C A1A 4.48% 5/16/50	1,116,011	1,062,389
•Starwood Ltd. Series 2022-FL3 A 6.66% (SOFR30A + 1.35%) 11/15/38	680,000	665,176
Triumph Rail Holdings LLC Series 2021-2 A 2.15% 6/19/51	467,676	406,482
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
U.S. Small Business Administration
Series 2019-20D 1 2.98% 4/1/39	82,026	$72,565
Series 2019-25G 1 2.69% 7/1/44	117,431	98,642
•Voya CLO Ltd.
Series 2017-3A A1R 6.63% (TSFR03M + 1.30%) 4/20/34	370,000	363,982
Series 2018-3A A1A 6.72% (TSFR03M + 1.41%) 10/15/31	500,000	498,006
Series 2018-4A A1AR 6.61% (TSFR03M + 1.30%) 1/15/32	740,000	733,817
Wendy's Funding LLC Series 2021-1A A2I 2.37% 6/15/51	557,175	457,472
•Whitebox CLO II Ltd. Series 2020-2A A1R 6.83% (TSFR03M + 1.48%) 10/24/34	500,000	496,786
•Whitebox CLO III Ltd. Series 2021-3A A1 6.79% (TSFR03M + 1.48%) 10/15/34	1,070,000	1,061,470
•Zais CLO 13 Ltd. Series 2019-13A A1A 7.06% (TSFR03M + 1.75%) 7/15/32	250,000	248,028
Total Non-Agency Asset-Backed Securities (Cost $33,423,976)		32,370,021
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–5.05%
Angel Oak Mortgage Trust
•Series 2021-7 A3 2.34% 10/25/66	209,607	171,187
Series 2022-3 A1 4.00% 1/25/67	440,060	396,359
•BRAVO Residential Funding Trust Series 2022-NQM3 A1 5.11% 7/25/62	836,556	814,043
•BX Commercial Mortgage Trust Series 2023-VLT2 A 7.61% (TSFR01M + 2.28%) 6/15/40	1,170,000	1,168,538
•CENT Trust Series 2023-CITY A 7.95% (TSFR01M + 2.62%) 9/15/28	870,000	871,904
•CIM Trust Series 2021-R6 A1 1.43% 7/25/61	277,424	229,770
CRSO Trust 7.12% 7/10/28	1,280,000	1,270,888
CSMC Trust
•Series 2018-J1 A2 3.50% 2/25/48	906,534	766,349
φSeries 2019-NQM1 A3 3.06% 10/25/59	358,444	337,502
•Series 2020-RPL4 A1 2.00% 1/25/60	280,348	237,048
LVIP Western Asset Core Bond Fund–18

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
CSMC Trust (continued)
•Series 2021-AFC1 A1 0.83% 3/25/56	246,920	$179,912
•Series 2021-AFC1 A3 1.17% 3/25/56	331,097	242,363
•Series 2021-NQM3 A3 1.63% 4/25/66	581,460	468,794
•Series 2021-NQM7 A1 1.76% 10/25/66	193,665	155,195
•Series 2021-NQM8 A1 1.84% 10/25/66	926,666	761,491
Series 2021-RPL2 A1 2.00% 1/25/60	169,035	140,090
•Series 2021-RPL6 A1 2.00% 10/25/60	343,367	293,684
•Series 2022-NQM1 A1 2.27% 11/25/66	911,165	758,189
•Deephaven Residential Mortgage Trust Series 2022-1 A1 2.21% 1/25/67	694,503	589,938
•Ellington Financial Mortgage Trust Series 2021-2 A1 0.93% 6/25/66	252,818	196,567
φGCAT Trust Series 2020-NQM1 A3 2.55% 1/25/60	761,117	701,845
•Impac CMB Trust Series 2007-A A 5.93% (TSFR01M + 0.61%) 5/25/37	325,889	309,012
•JP Morgan Mortgage Trust Series 2017-5 A2 3.54% 10/26/48	946,242	903,626
•MFA Trust Series 2020-NQM1 A3 2.30% 8/25/49	196,573	177,728
•New Residential Mortgage Loan Trust
Series 2014-2A A3 3.75% 5/25/54	179,557	157,171
Series 2015-2A A1 3.75% 8/25/55	633,741	582,836
Series 2015-2A A2 3.75% 8/25/55	360,729	331,753
Series 2016-3A A1B 3.25% 9/25/56	195,769	175,189
Series 2016-3A B1 4.00% 9/25/56	798,503	737,403
Series 2016-4A B2 4.75% 11/25/56	421,362	390,284
Series 2017-1A A1 4.00% 2/25/57	507,226	471,158
Series 2017-2A B2 4.75% 3/25/57	435,988	408,814
Series 2017-4A A1 4.00% 5/25/57	459,524	422,604
Series 2017-6A A1 4.00% 8/27/57	1,013,717	934,948
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•New Residential Mortgage Loan Trust (continued)
Series 2022-NQM2 A1 3.08% 3/27/62	929,658	$811,306
•OBX Trust
Series 2021-NQM2 A1 1.10% 5/25/61	171,603	127,456
Series 2021-NQM3 A1 1.05% 7/25/61	278,396	203,455
Series 2022-NQM1 A1 2.31% 11/25/61	903,161	747,852
•Onslow Bay Mortgage Loan Trust Series 2021-NQM4 A1 1.96% 10/25/61	579,092	452,649
•PRKCM Trust Series 2021-AFC2 A1 2.07% 11/25/56	251,093	202,827
•SG Residential Mortgage Trust Series 2022-1 A1 3.17% 3/27/62	883,128	765,821
Towd Point Mortgage Trust
•Series 2016-3 B1 4.12% 4/25/56	270,000	250,424
•Series 2017-6 M1 3.25% 10/25/57	500,000	433,319
•Series 2019-HY2 M2 7.33% (TSFR01M + 2.01%) 5/25/58	300,000	302,539
Series 2022-4 A1 3.75% 9/25/62	843,538	763,247
♦•WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR13 A1A1 6.01% (TSFR01M + 0.69%) 10/25/45	237,792	216,823
=ZZZ185301 5.00% 10/1/28	600,000	594,149
Total Non-Agency Collateralized Mortgage Obligations (Cost $25,473,317)		22,626,049
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–4.13%
•AREIT Trust Series 2022-CRE6 A 6.56% (SOFR30A + 1.25%) 1/20/37	518,563	511,503
•BANK Series 2018-BN14 C 4.76% 9/15/60	520,000	357,536
•BX Commercial Mortgage Trust
Series 2021-SOAR A 6.12% (TSFR01M + 0.78%) 6/15/38	371,362	364,631
Series 2021-XL2 A 6.14% (TSFR01M + 0.80%) 10/15/38	1,125,979	1,099,730
BX Trust
Series 2019-OC11 A 3.20% 12/9/41	270,000	227,164
LVIP Western Asset Core Bond Fund–19

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BX Trust (continued)
•Series 2022-LBA6 A 6.33% (TSFR01M + 1.00%) 1/15/39	530,000	$518,073
CD Mortgage Trust Series 2016-CD1 A4 2.72% 8/10/49	610,000	552,436
Citigroup Commercial Mortgage Trust
Series 2014-GC25 A4 3.64% 10/10/47	209,000	203,393
Series 2016-P3 A4 3.33% 4/15/49	178,000	165,231
Series 2016-P6 A4 3.46% 12/10/49	88,681	82,792
COMM Mortgage Trust
Series 2014-CR16 A4 4.05% 4/10/47	184,000	181,483
Series 2014-CR20 A4 3.59% 11/10/47	92,000	89,534
Series 2014-CR20 AM 3.94% 11/10/47	380,000	362,835
Series 2015-CR23 A4 3.50% 5/10/48	98,000	93,952
CSMC Trust Series 2014-USA B 4.18% 9/15/37	1,760,000	1,376,983
DB-JPM Mortgage Trust Series 2016-C1 A4 3.28% 5/10/49	225,000	210,693
•GS Mortgage Securities Corp. Trust
Series 2013-PEMB A 3.67% 3/5/33	1,190,000	1,065,050
Series 2021-ROSS A 6.60% (TSFR01M + 1.26%) 5/15/26	930,000	830,347
GS Mortgage Securities Trust
•Series 2010-C1 C 5.64% 8/10/43	437,000	418,970
Series 2015-GC32 A4 3.76% 7/10/48	122,000	116,691
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11 B 3.50% 4/15/46	686,000	599,225
Series 2015-JP1 A5 3.91% 1/15/49	308,000	289,773
JPM-BB Commercial Mortgage Securities Trust Series 2015-C33 A4 3.77% 12/15/48	425,000	401,790
JPM-DB Commercial Mortgage Securities Trust Series 2016-C2 A4 3.14% 6/15/49	404,000	367,200
•KNDL Mortgage Trust Series 2019-KNSQ A 6.33% (TSFR01M + 1.00%) 5/15/36	1,060,000	1,054,369
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
•MHC Trust Series 2021-MHC2 A 6.30% (TSFR01M + 0.96%) 5/15/38	176,911	$174,035
Morgan Stanley Bank of America Merrill Lynch Trust
•Series 2013-C7 C 4.19% 2/15/46	432,473	411,753
Series 2014-C17 A5 3.74% 8/15/47	167,000	163,707
Series 2015-C23 A4 3.72% 7/15/50	388,000	370,984
Series 2015-C26 A5 3.53% 10/15/48	301,800	286,293
Series 2016-C29 A4 3.33% 5/15/49	170,000	157,856
•Morgan Stanley Capital I Trust Series 2019-BPR A 7.32% (TSFR01M + 1.99%) 5/15/36	652,537	637,469
•MTN Commercial Mortgage Trust Series 2022-LPFL A 6.74% (TSFR01M + 1.40%) 3/15/39	320,000	314,819
Natixis Commercial Mortgage Securities Trust Series 2019-FAME A 3.05% 8/15/36	1,710,000	1,489,724
•OPG Trust Series 2021-PORT A 5.93% (TSFR01M + 0.60%) 10/15/36	772,377	752,582
•SMRT Series 2022-MINI A 6.33% (TSFR01M + 1.00%) 1/15/39	540,000	525,823
VLS Commercial Mortgage Trust Series 2020-LAB A 2.13% 10/10/42	480,000	365,389
VNDO Trust Series 2016-350P A 3.81% 1/10/35	1,080,000	986,917
*•Wells Fargo Commercial Mortgage Trust
Series 2016-BNK1 XA 1.85% 8/15/49	3,891,239	139,926
Series 2016-C36 XA 1.30% 11/15/59	7,909,285	214,270
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $20,831,328)		18,532,931
ΔREGIONAL BONDS–0.16%
Canada—0.16%
Province of British Columbia Canada 2.25% 6/2/26	345,000	320,758
Province of Manitoba Canada 2.13% 6/22/26	212,000	196,015
Province of Quebec Canada 2.50% 4/20/26	229,000	214,753
		731,526
Total Regional Bonds (Cost $791,465)		731,526
LVIP Western Asset Core Bond Fund–20

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS–2.24%
Chile—0.04%
Chile Government International Bonds 3.10% 1/22/61	290,000	$165,705
		165,705
Colombia—0.38%
Colombia Government International Bonds
3.13% 4/15/31	280,000	206,880
3.88% 4/25/27	420,000	381,944
5.00% 6/15/45	650,000	425,326
5.20% 5/15/49	210,000	137,572
5.63% 2/26/44	760,000	542,776
		1,694,498
India—0.07%
Export-Import Bank of India 3.38% 8/5/26	310,000	290,956
		290,956
Indonesia—0.04%
Indonesia Government International Bonds 3.70% 10/30/49	230,000	160,561
		160,561
Israel—0.25%
Israel Government International Bonds 2.75% 7/3/30	870,000	738,522
State of Israel
3.38% 1/15/50	220,000	145,757
3.80% 5/13/60	380,000	252,722
		1,137,001
Kazakhstan—0.15%
Kazakhstan Government International Bonds 4.88% 10/14/44	770,000	659,089
		659,089
Mexico—0.67%
Mexico Government International Bonds
3.50% 2/12/34	1,510,000	1,180,679
4.40% 2/12/52	1,000,000	691,840
4.75% 3/8/44	1,490,000	1,141,117
		3,013,636
Panama—0.18%
Panama Government International Bonds
4.30% 4/29/53	370,000	240,624
4.50% 5/15/47	210,000	147,008
4.50% 4/16/50	390,000	264,929
4.50% 4/1/56	250,000	164,229
		816,790
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Peru—0.08%
Peruvian Government International Bonds
3.55% 3/10/51	160,000	$105,110
3.60% 1/15/72	430,000	254,598
		359,708
Uruguay—0.38%
Uruguay Government International Bonds
4.38% 1/23/31	120,000	114,717
5.10% 6/18/50	1,300,000	1,149,835
5.75% 10/28/34	360,000	366,399
7.63% 3/21/36	80,000	91,625
		1,722,576
Total Sovereign Bonds (Cost $12,927,494)		10,020,520
U.S. TREASURY OBLIGATIONS–9.35%
U.S. Treasury Bonds
1.25% 5/15/50	8,490,000	4,005,556
1.38% 8/15/50	6,970,000	3,401,142
1.63% 11/15/50	3,540,000	1,854,213
1.88% 2/15/51	7,100,000	3,979,328
1.88% 11/15/51	916,000	510,563
2.00% 2/15/50	1,370,000	799,523
2.00% 8/15/51	590,000	340,448
2.25% 2/15/52	9,434,000	5,789,381
2.38% 5/15/51	4,790,000	3,037,908
2.88% 5/15/49	400,000	285,344
3.00% 2/15/49	1,690,000	1,235,350
3.25% 5/15/42	40,000	31,875
3.38% 11/15/48	940,000	737,276
3.63% 2/15/53	1,530,000	1,265,358
3.63% 5/15/53	4,290,000	3,551,986
3.88% 2/15/43	160,000	139,250
3.88% 5/15/43	2,740,000	2,382,087
4.00% 11/15/52	590,000	522,934
4.38% 8/15/43	1,900,000	1,772,641
U.S. Treasury Inflation Indexed Notes 1.13% 1/15/33	4,997,448	4,512,734
U.S. Treasury Notes
0.25% 11/15/23	50,000	49,691
3.38% 5/15/33	1,655,000	1,500,878
3.88% 8/15/33	120,000	113,381
4.00% 2/29/28	10,000	9,741
4.63% 3/15/26	100,000	99,305
Total U.S. Treasury Obligations (Cost $58,388,280)		41,927,893

LVIP Western Asset Core Bond Fund–21

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED–0.26%
Centrally Cleared–0.26%
Put Options–0.25%
3 Month SOFR Strike price $96.00, expiration date 12/15/23, notional amount $45,600,000	190	$325,375
3 Month SOFR Strike price $95.87, expiration date 12/15/23, notional amount $19,414,688	81	118,463
3 Month SOFR Strike price $97.00, expiration date 10/13/23, notional amount $40,255,000	166	659,850
		1,103,688
Call Options–0.01%
U.S. Treasury 5 yr Notes Strike price $106.25, expiration date 10/27/23, notional amount $3,293,750	31	7,265
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED (continued)
Centrally Cleared (continued)
Call Options (continued)
U.S. Treasury 5 yr Notes Strike price $106.00, expiration date 10/27/23, notional amount $9,222,000	87	$26,508
		33,773
Total Options Purchased (Cost $500,445)		1,137,461

	Number of Shares
MONEY MARKET FUND–1.27%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.29%)	5,708,392	5,708,392
Total Money Market Fund (Cost $5,708,392)		5,708,392

TOTAL INVESTMENTS–102.85% (Cost $526,821,270)	461,006,410

	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN –(0.25)%
Centrally Cleared–(0.25)%
Put Options Written–(0.25)%
3 Month SOFR Strike price $95.38, expiration date 12/15/23, notional amount $90,606,250	(380)	(239,875)
3 Month SOFR Strike price $95.25, expiration date 12/15/23, notional amount $38,576,250	(162)	(77,963)
3 Month SOFR Strike price $96.25, expiration date 10/13/23, notional amount $39,943,750	(166)	(349,637)
3 Month SOFR Strike price $96.50, expiration date 10/13/23, notional amount $40,047,500	(166)	(452,350)
(1,119,825)
Call Options Written–(0.00)%
U.S. Treasury 5 yr Notes Strike price $106.75, expiration date 10/27/23, notional amount $2,882,250	(27)	(3,586)
Total Options Written (Premium received $(399,669))		(1,123,411)

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(2.60%)	(11,651,625)
NET ASSETS APPLICABLE TO 55,193,184 SHARES OUTSTANDING–100.00%	$448,231,374

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

*Interest only security. An interest only security is the interest only portion of a fixed income security which is sold separately from the principal portion of the security.
♦Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2023. Rate will reset at a future date.
LVIP Western Asset Core Bond Fund–22

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
φStep coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at September 30, 2023.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
ΔSecurities have been classified by country of origin.

The following futures contracts and swap contracts were outstanding at September 30, 2023:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
(607)	3 Month SOFR	$(143,479,625)	$(143,630,775)	3/19/24	$151,150	$—
281	3 Month SOFR	67,025,525	67,368,459	3/18/25	—	(342,934)
370	3 Month SOFR	88,841,625	88,807,390	3/17/26	34,235	—
585	U.S. Treasury 10 yr Notes	63,216,563	64,511,326	12/19/23	—	(1,294,763)
(130)	U.S. Treasury 10 yr Ultra Notes	(14,503,125)	(14,916,627)	12/19/23	413,502	—
220	U.S. Treasury 2 yr Notes	44,596,406	44,690,488	12/29/23	—	(94,082)
(778)	U.S. Treasury 5 yr Notes	(81,969,594)	(82,242,699)	12/29/23	273,105	—
5	U.S. Treasury Long Bonds	568,906	575,321	12/19/23	—	(6,415)
120	U.S. Treasury Ultra Bonds	14,242,500	15,235,755	12/19/23	—	(993,255)
Total Futures Contracts					$871,992	$(2,731,449)
Swap Contract
Credit Default Swap (CDS) Contracts
Reference Obligation/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared/
Protection Sold
CDX.NA.IG.41- Quarterly[3]	68,204,100	(1.00%)	12/20/28	$837,585	$824,751	$12,834	$—
Swap Contracts
Interest Rate Swap (IRS) Contracts
Reference Obligation/ Payment Frequency (Fixed Rate/Floating Rate)	Notional Amount[2]	Fixed Interest Rate Paid (Received)	Floating Interest Rate Paid (Received)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared:
1 yr IRS-(At Maturity)	109,929,000	5.41%	(1.00%)[4]	1/31/24	$4,383	$—	$4,383	$—
2 yr IRS-(Annually)	14,508,000	(3.50%)	5.31%[5]	9/30/24	(423,682)	4,137	—	(427,819)
2 yr IRS-(Annually)	12,415,000	(2.77%)	5.31%[5]	10/14/24	(555,315)	(35,533)	—	(519,782)
25 yr IRS-(Annually)	188,000	3.25%	(5.31%)[5]	9/30/29	12,474	135	12,339	—
25 yr IRS-(Annually)	4,596,000	2.60%	(5.31%)[5]	2/15/48	1,139,608	302,988	836,620	—
25 yr IRS-(Annually)	6,514,000	3.05%	(5.31%)[5]	2/15/48	1,153,764	261,947	891,817	—
25 yr IRS-(Annually)	4,634,000	3.15%	(5.31%)[5]	5/15/48	729,613	(1,452,378)	2,181,991	—
26 yr IRS-(Annually)	2,965,000	1.52%	(5.31%)[5]	2/15/47	1,221,118	(96,621)	1,317,739	—
30 yr IRS-(Annually)	1,920,000	2.50%	(5.31%)[5]	4/21/52	516,048	1,702	514,346	—
5 yr IRS-(Annually)	5,145,000	2.60%	(5.31%)[5]	10/14/27	452,722	67,052	385,670	—
5 yr IRS-(Annually)	23,100,000	(4.18%)	1.00%[6]	2/29/28	(173,205)	17,400	—	(190,605)
5 yr IRS-(Annually)	38,860,000	(4.00%)	1.00%[5]	2/29/28	(560,115)	8,044	—	(568,159)
7 yr IRS-(Annually)	3,134,000	2.85%	(5.31%)[5]	2/15/29	267,714	10,086	257,628	—
7 yr IRS-(Annually)	1,113,000	3.27%	(5.31%)[5]	4/30/29	69,046	(16,406)	85,452	—
LVIP Western Asset Core Bond Fund–23

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
Swap Contracts
Interest Rate Swap (IRS) Contracts (continued)
Reference Obligation/ Payment Frequency (Fixed Rate/Floating Rate)	Notional Amount[2]	Fixed Interest Rate Paid (Received)	Floating Interest Rate Paid (Received)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared: (continued)
7 yr IRS-(Annually)	7,961,000	3.85%	(5.31%)[5]	6/30/29	$231,125	$(3,206)	$234,331	$—
Total IRS Contracts						$(930,653)	$6,722,316	$(1,706,365)

The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through September 30, 2023.
[2] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
[3] Markit’s North America Investment Grade Index, or CDX.NA.IG Index, is composed of 125 of the most liquid North American entities with investment grade credit ratings that trade in the CDS market. Constituents for the index can be found at www.markit.com/Documentation.

[4] Rate resets based on FEDL12M.
[5] Rate resets based on SOFR01M-Secured Overnight Financing Rate.
[6] Rate resets based on SOFR12M-Secured Overnight Financing Rate

Summary of Abbreviations:
ARM–Adjustable Rate Mortgage
CDX.NA.IG–Credit Default Swap Index North American Investment Grade
CLO–Collateralized Loan Obligation
DB-JPM–Deutsche Bank JPMorgan
FEDL12M–Federal Funds Rate 12 Month
GNMA–Government National Mortgage Association
GS–Goldman Sachs
H15T1Y–U.S. Treasury Yield Curve Rate T Note Constant Maturity 1 Year
HSBC–Hong Kong and Shanghai Banking Corporation
IRS–Interest Rate Swap
JPM–JPMorgan
JPM-BB–JPMorgan Barclays Bank
JPM-DB–JPMorgan Deutsche Bank
LNG–Liquefied Natural Gas
REMIC–Real Estate Mortgage Investment Conduits
RFUCCT1Y–Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year
S.F.–Single Family
SOFR–Secured Overnight Financing Rate
SOFR01M–Secured Overnight Financing Rate 01 Month
SOFR12M–Secured Overnight Financing Rate 12 Months
SOFR30A–Secured Overnight Financing Rate 30 Days Average
SOFR90A–Secured Overnight Financing Rate 90 Days Average
STACR–Structured Agency Credit Risk
TBA–To be announced
TSFR01M–1 Month Term Secured Overnight Financing Rate
TSFR03M–3 Month Term Secured Overnight Financing Rate
yr–Year
USD–United States Dollar
See accompanying notes.
LVIP Western Asset Core Bond Fund–24

LVIP Western Asset Core Bond Fund
Notes
September 30, 2023 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Western Asset Core Bond Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts and options on futures contracts are valued at the daily quoted settlement prices.   Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value.   Swap contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP Western Asset Core Bond Fund–25

LVIP Western Asset Core Bond Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Collateralized Mortgage Obligations	$—	$12,199,852	$—	$12,199,852
Agency Commercial Mortgage-Backed Securities	—	2,308,479	—	2,308,479
Agency Mortgage-Backed Securities	—	152,839,452	—	152,839,452
Corporate Bonds	—	160,603,834	—	160,603,834
Non-Agency Asset-Backed Securities	—	32,370,021	—	32,370,021
Non-Agency Collateralized Mortgage Obligations	—	22,031,900	594,149	22,626,049
Non-Agency Commercial Mortgage-Backed Securities	—	18,532,931	—	18,532,931
Regional Bonds	—	731,526	—	731,526
Sovereign Bonds	—	10,020,520	—	10,020,520
U.S. Treasury Obligations	—	41,927,893	—	41,927,893
Options Purchased	1,137,461	—	—	1,137,461
Money Market Fund	5,708,392	—	—	5,708,392
Total Investments	$6,845,853	$453,566,408	$594,149	$461,006,410
Derivatives:

Assets:
Futures Contracts	$871,992	$—	$—	$871,992
Swap Contracts	$—	$6,735,150	$—	$6,735,150
Liabilities:
Futures Contracts	$(2,731,449)	$—	$—	$(2,731,449)
Swap Contracts	$—	$(1,706,365)	$—	$(1,706,365)
Options Written	$(1,123,411)	$—	$—	$(1,123,411)
During the period ended September 30, 2023, there were no material transfers to or from Level 3 investments.
LVIP Western Asset Core Bond Fund–26